Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 04, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	JUNIATA VALLEY FINANCIAL CORP
Entity Central Index Key	0000714712
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		4,218,361
Entity Public Float			$ 72,372,843
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 14,261	$ 12,074
Interest bearing deposits with banks	136	2,100
Cash and cash equivalents	14,397	14,174
Interest bearing time deposits with banks	847	1,096
Securities available for sale	122,338	111,281
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,726	1,700
Investment in unconsolidated subsidiary	4,000	3,796
Total loans	277,500	289,681
Less: Allowance for loan losses	(3,281)	(2,931)
Total loans, net of allowance for loan losses	274,219	286,750
Premises and equipment, net	6,472	6,710
Other real estate owned	428	427
Bank owned life insurance and annuities	14,402	14,069
Equity investment in low income housing project	3,796	393
Core deposit intangible	164	209
Goodwill	2,046	2,046
Accrued interest receivable and other assets	4,034	4,782
Total assets	448,869	447,433
Liabilities:
Non-interest bearing deposits	71,318	64,751
Interest bearing deposits	315,433	321,914
Total deposits	386,751	386,665
Securities sold under agreements to repurchase	3,836	3,500
Short-term borrowings	1,600
Other interest bearing liabilites	1,305	1,244
Accrued interest payable and other liabilities	5,080	6,304
Total liabilities	398,572	397,713
Stockholders' Equity:
Common stock, par value $1.00 per share: Authorized - 20,000,000 shares Issued - 4,745,826 shares Outstanding - 4,218,361 shares at December 31, 2012; 4,228,218 shares at December 31, 2011;	4,746	4,746
Surplus	18,346	18,363
Retained earnings	38,824	38,900
Accumulated other comprehensive loss	(1,419)	(2,256)
Cost of common stock in Treasury: 527,465 shares at December 31, 2012; 517,608 shares at December 31, 2011	(10,200)	(10,033)
Total stockholders' equity	50,297	49,720
Total liabilities and stockholders' equity	$ 448,869	$ 447,433

Consolidated Statements of Financial Condition(Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Financial Condition(Parenthetical) [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0
Preferred Stock, Authorized	500,000	500,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares Issued	4,745,826	4,745,826
Common Stock, Shares, Outstanding	4,218,361	4,228,218
Treasury Stock, Shares	527,465	517,608

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans, including fees	$ 16,092	$ 17,857	$ 19,537
Taxable securities	1,311	1,240	973
Tax-exempt securities	738	901	1,016
Other interest income	29	35	48
Total interest income	18,170	20,033	21,574
Interest expense:
Deposits	3,621	4,560	5,387
Securities sold under agreements to repurchase	4	3	3
Short-term borrowings	1	1	1
Long-term debt			99
Other interest bearing liabilities	22	27	12
Total interest expense	3,648	4,591	5,502
Net interest income	14,522	15,442	16,072
Provision for loan losses	1,411	364	741
Net interest income after provision for loan losses	13,111	15,078	15,331
Non-interest income:
Customer service fees	1,282	1,346	1,428
Dedit card fee income	809	792	554
Earnings on bank-owned life insurance and annuities	450	478	510
Trust fees	379	388	378
Commissions from sales of non-deposit products	353	273	358
Income from unconsolidated subsidiary	249	263	250
Fees derived from loan activity	197	152	142
Gain on sales of loans	567
Gain on sale or call of securities	2	6	31
Securities impairment charge			(40)
Gain from life insurance proceeds	53
Other non-interest income	251	248	244
Total non-interest income	4,592	3,946	3,855
Non-interest expense:
Employee compensation expense	5,190	5,258	5,052
Employee benefits	2,096	1,686	1,565
Occupancy	929	957	939
Equipment	510	569	565
Data processing expense	1,440	1,326	1,397
Director compensation	234	284	335
Professional fees	362	462	515
Taxes, other than income	438	496	469
FDIC Insurance premiums	327	369	534
Loss (gain) on sales of other real estate owned	34	(56)	(79)
Amortization of intangibles	45	45	45
Other non-interest expense	1,472	1,406	1,304
Total non-interest expense	13,077	12,802	12,641
Income before income taxes	4,626	6,222	6,545
Provision for income taxes	978	1,542	1,630
Net income	$ 3,648	$ 4,680	$ 4,915
Earnings per share
Basic earnings per share	$ 0.86	$ 1.1	$ 1.14
Diluted earnings per share	$ 0.86	$ 1.1	$ 1.14
Cash dividends declared per share	$ 0.88	$ 0.86	$ 0.82
Weighted average basic shares outstanding	4,231,404	4,241,286	4,297,443
Weighted average diluted shares outstanding	4,233,448	4,244,507	4,300,966

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income: Before Tax Amount	$ 4,626	$ 6,222	$ 6,545
Net Income: Tax Expense	978	1,542	1,630
Net income: Net-of-Tax Amount	3,648	4,680	4,915
Other comprehensive income:
Unrealized gains arising during the period: Before Tax Amount	33	630	(584)
Unrealized gains arising during the period: Tax Expense	11	(214)
Unrealized gains arising during the period: Net-of-Tax Amount	(22)	416	(385)
Unrealized gains (losses) from unconsolidated subsidiary: Before Tax Amount		(12)	(2)
Unrealized gains (losses) from unconsolidated subsidiary: Tax Expense			199
Unrealized gains (losses) from unconsolidated subsidiary: Net-of-Tax Amount		(12)	(2)
Less reclassification adjustment for: gains included in net income: Before Tax Amount	(2)	(6)	(31)
Less reclassification adjustment for: gains included in net income: Tax Expense or Benefit	(1)	(2)	(11)
Less reclassification adjustment for: gains included in net income: Net-of-Tax Amount	(1)	(4)	(20)
Less reclassification adjustment for: securities impairment charge: Before Tax Amount			40
Less reclassification adjustment for: securities impairment charge: Tax Expense			14
Less reclassification adjustment for: securities impairment charge: Net-of-Tax Amount			26
Unrecognized pension net gain (loss): Before Tax Amount	1,633	(743)	72
Unrecognized pension net gain (loss): Tax Expense or Benefit	555	(252)	24
Unrecognized pension net gain (loss): Net-of-Tax Amount	1,078	(491)	48
Unrecognized pension cost due to change in assumptions: Before Tax Amount	(681)	(1,247)	(626)
Unrecognized pension cost due to change in assumptions: Tax Expense	(232)	(424)	(212)
Unrecognized pension cost due to change in assumptions: Net-of-Tax Amount	(449)	(823)	(414)
Amortization of pension prior service cost: Before Tax Amount	56	(2)	(2)
Amortization of pension prior service cost: Tax Expense or Benefit	19	(1)	(1)
Amortization of pension prior service cost: Tax Expense or Benefit	(19)	1	1
Amortization of pension prior service cost: Net-of-Tax Amount	37	(1)	(1)
Amortization of pension net actuarial loss: Before Tax Amount	296	152	127
Amortization of net pension actuarial loss: Tax Expense	102	52	43
Amortization of net pension actuarial loss: Net-of-Tax Amount	194	100	84
Other comprehensive income: Before Tax Amount	1,269	(1,204)	(1,002)
Other comprehensive income: Tax Expense	432	(413)	(342)
Other comprehensive income: Net-of-Tax Amount	837	(791)	(660)
Total comprehensive income: Before Tax Amount	5,895	5,018	5,543
Total comprehensive income, Tax Expense	1,410	1,129	1,288
Total comprehensive income: Net-of-Tax Amount	$ 4,485	$ 3,889	$ 4,255

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 4,746	$ 18,315	$ 36,478	$ (805)	$ (8,131)	$ 50,603
Shares, Outstanding, Beginning Balance at Dec. 31, 2009	4,337,587
Net Income			4,915			4,915
Other comprehensive income				(660)		(660)
Cash dividends			(3,525)			(3,525)
Stock-based compensation activity		58				58
Purchase of treasury stock, at cost					(1,476)	(1,476)
Purchase of treasury stock, shares	(83,900)					(83,900)
Treasury stock issued for stock option and stock purchase plans		(19)			80	61
Stock Issued During Period, Shares, Treasury Stock Reissued	4,078
Balance at Dec. 31, 2010	4,746	18,354	37,868	(1,465)	(9,527)	49,976
Shares, Outstanding, Ending Balance at Dec. 31, 2010	4,257,765
Net Income			4,680			4,680
Other comprehensive income				(791)		(791)
Cash dividends			(3,648)			(3,648)
Stock-based compensation activity		26				26
Purchase of treasury stock, at cost					(589)	(589)
Purchase of treasury stock, shares	(33,850)					(33,850)
Treasury stock issued for stock option and stock purchase plans		(17)			83	66
Stock Issued During Period, Shares, Treasury Stock Reissued	4,303
Balance at Dec. 31, 2011	4,746	18,363	38,900	(2,256)	(10,033)	49,720
Shares, Outstanding, Ending Balance at Dec. 31, 2011	4,228,218					4,228,218
Net Income			3,648			3,648
Other comprehensive income				837		837
Cash dividends			(3,724)			(3,724)
Stock-based compensation activity		25				25
Purchase of treasury stock, at cost					(360)	(360)
Purchase of treasury stock, shares	(19,793)					(19,793)
Treasury stock issued for stock option and stock purchase plans		(42)			193	151
Stock Issued During Period, Shares, Treasury Stock Reissued	9,936
Balance at Dec. 31, 2012	$ 4,746	$ 18,346	$ 38,824	$ (1,419)	$ (10,200)	$ 50,297
Shares, Outstanding, Ending Balance at Dec. 31, 2012	4,218,361					4,218,361

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net Income	$ 3,648	$ 4,680	$ 4,915
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,411	364	741
Depreciation	524	581	565
Net amortization of securities premiums	412	369	293
Net amortization of loan origination costs (fees)	(31)	43	28
Deferred net loan origination costs	(32)	(9)	(42)
Amortization of core deposit intangible	45	45	45
Securities impairment charge			40
Net realized gains on sales or calls of securities	(2)	(6)	(31)
Net losses (gains) on sales of other real estate owned	34	(56)	(79)
Earnings on bank owned life insurance and annuities	(450)	(478)	(510)
Deferred income tax expense (benefit)	(64)	(20)	163
Equity in earnings of unconsolidated subsidiary, net of dividends of $45, $29 and $40	(204)	(234)	(210)
Stock-based compensation expense	25	26	58
Mortgage loans originated for sale	(11,057)
Proceeds from loans sold to others	11,526
Net gains on sales of loans	(567)
Net gains from life insurance cliam	(53)
Decrease in accrued interest receivable and other assets	478	190	1,022
Increase (decrease) in accrued interest payable and other liabilities	167	86	(208)
Net cash provided by operating activities	5,810	5,581	6,790
Investing activities:
Purchases of: Securities available for sale	(87,319)	(87,131)	(53,198)
Purchases of: FHLB stock	(26)
Purchases of: Premises and equipment	(286)	(224)	(754)
Purchases of: Bank owned life insurance and annuities	(70)	(70)	(70)
Proceeds from: Maturities of and principal repayments on securities available for sale	75,816	56,034	49,754
Proceeds from: Redemption of FHLB stock		388	109
Proceeds from: Bank owned life insurance and annuities	13	23	57
Proceeds from: Proceeds from life insurance claim	200
Proceeds from: Sale of other real estate owned	988	612	911
Proceeds from: Sale of other assets	2	9
Investment in low income housing partnership	(3,403)
Net decrease in interest bearing time deposits	249	249	75
Net decrease in loans receivable	10,160	7,537	12,147
Net cash used in investing activities	(3,676)	(22,573)	9,031
Financing activities:
Net increase (decrease) in deposits	86	9,875	(607)
Net increase in short-term borrowings and securities sold under agreements to repurchase	1,936	186	107
Repayment of long-term debt			(5,000)
Cash dividends	(3,724)	(3,648)	(3,525)
Purchase of treasury stock	(360)	(589)	(1,476)
Treasury stock issued for employee stock plans	151	66	61
Net cash provided by financing activities	(1,911)	5,890	(10,440)
Net increase (decrease) in cash and cash equivalents	223	(11,102)	5,381
Cash and cash equivalents at beginning of year	14,174	25,276	19,895
Cash and cash equivalents at end of year	14,397	14,174	25,276
Supplemental information:
Interest paid	3,715	4,669	5,684
Income taxes paid	1,135	1,200	1,305
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to other real estate owned	1,023	571	758
Transfer of loans to other assets		$ 22	$ 1

Consolidated Statements of Cash Flows(Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows(Parenthetical) [Abstract]
Equity Method Investment, Dividends	$ 45	$ 29	$ 40

Nature of Operations	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
NATURE OF OPERATIONS

1. Nature Of Operations

Juniata Valley Financial Corp. (“Juniata” or the “Company”) is a bank holding company operating in central Pennsylvania, for the purpose of delivering financial services within its local market. Through its wholly-owned banking subsidiary, The Juniata Valley Bank (the “Bank”), Juniata provides retail and commercial banking and other financial services through 12 branch locations located in Juniata, Mifflin, Perry and Huntingdon Counties. Additionally, in Mifflin and Centre Counties, the Company maintains two offices for loan production and alternative investment sales. Each of the Company’s lines of business are part of the same reporting segment, whose operating results are regularly reviewed and managed by a centralized executive management group. As a result, the Company has only one reportable segment for financial reporting purposes. The Bank provides a full range of banking services including on-line banking, an automatic teller machine network, checking accounts, NOW accounts, savings accounts, money market accounts, fixed rate certificates of deposit, club accounts, secured and unsecured commercial and consumer loans, construction and mortgage loans, safe deposit facilities, credit loans with overdraft checking protection and student loans. The Bank also provides a variety of trust services. The Company has a contractual arrangement with a broker-dealer to allow the offering of annuities, mutual funds, stock and bond brokerage services and long-term care insurance to its local market. Most of the Company’s commercial customers are small and mid-sized businesses operating in the Bank’s local service area. The Bank operates under a state bank charter and is subject to regulation by the Pennsylvania Department of Banking and the Federal Deposit Insurance Corporation. Juniata is subject to regulation of the Board of Governors of the Federal Reserve Bank and the Pennsylvania Department of Banking.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.  Summary of Significant Accounting Policies

The accounting policies of Juniata Valley Financial Corp. and its wholly owned subsidiary conform to accounting principles generally accepted in the United States of America (“GAAP”) and to general financial services industry practices. A summary of the more significant accounting policies applied in the preparation of the accompanying consolidated financial statements follows.

Principles of consolidation

The consolidated financial statements include the accounts of Juniata Valley Financial Corp. and its wholly owned subsidiary, The Juniata Valley Bank. All significant intercompany transactions and balances have been eliminated.

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of deferred tax assets, goodwill valuation and the determination of other-than-temporary impairment on securities.

Basis of presentation

Certain amounts previously reported have been reclassified to conform to the consolidated financial statement presentation for 2012. The reclassification had no effect on net income.

Significant group concentrations of credit risk

Most of the Company’s activities are with customers located within the Juniata Valley region. Note 5 discusses the types of securities in which the Company invests. Note 6 discusses the types of lending in which the Company engages.

As of December 31, 2012, there were no concentrations of credit to any particular industry equaling more than 25% of total capital. The Bank’s business activities are geographically concentrated in the counties of Juniata, Mifflin, Perry, Huntingdon, Centre, Franklin and Snyder, Pennsylvania. The Bank has a diversified loan portfolio; however, a substantial portion of its debtors’ ability to honor their obligations is dependent upon the economy in central Pennsylvania.

Cash and cash equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing demand deposits with banks and federal funds sold. Generally, federal funds are sold for one-day periods.

Interest bearing time deposits with banks

Interest-bearing time deposits with banks consist of certificates of deposits in other banks with maturities within one year to three years.

Securities

Securities classified as available for sale, which include marketable investment securities, are stated at fair value, with the unrealized gains and losses, net of tax, reported as a component of other comprehensive income (loss). Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Investment securities that management has the positive intent and ability to hold until maturity regardless of changes in market conditions, liquidity needs or changes in general economic conditions are classified as held to maturity and are stated at cost, adjusted for amortization of premium and accretion of discount computed by the interest method over their contractual lives. Interest and dividends on investment securities available for sale and held to maturity are recognized as income when earned. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains or losses on the disposition of securities available for sale are based on the net proceeds and the adjusted carrying amount of the securities sold, determined on a specific identification basis. The Company has no securities classified as held to maturity at December 31, 2012 and 2011.

The Company’s policy requires quarterly reviews of impaired securities. This review includes analyzing the length of time and the extent to which the fair value has been less than cost and the financial condition and near-term prospects of the issuer, including any specific events which may influence the issuer's ability to meet its obligations. In addition, for debt securities, the Company considers whether (a) management has the intent to sell the security, (b) it is more likely than not that we will be required to sell the security prior to its anticipated recovery and (c) management expects to recover the entire amortized cost basis. If the Company does not intend to sell the debt security and it is more likely than not that the Company will not have to sell the debt security prior to recovery, the security would not be considered other than temporarily impaired unless there is a credit loss. The credit loss is reflected in earnings, with the remaining loss reflected in other comprehensive income. For equity securities, management considers the intent and ability to hold securities until recovery of unrealized losses. If a decline in fair value is determined to be other-than-temporary, the value of equity securities is reduced to fair value with a charge to earnings.

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Restricted Investment in Federal Home Loan Bank Stock

The Bank owns restricted stock investments in the Federal Home Loan Bank. Federal law requires a member institution of the Federal Home Loan Bank to hold stock according to a predetermined formula. The stock is carried at cost.

Management evaluates the restricted stock for impairment on an annual basis. Management’s determination of whether these investments are impaired is based on management’s assessment of the ultimate recoverability of the cost of these investments rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost of these investments is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge was necessary related to the FHLB restricted stock during 2012, 2011 or 2010.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the outstanding unpaid principal balances, net of any deferred fees or costs and the allowance for loan losses. Interest income on all loans, other than nonaccrual loans, is accrued over the term of the loans based on the amount of principal outstanding. Unearned income is amortized to income over the life of the loans, using the interest method.

The loan portfolio is segmented into commercial and consumer loans. Commercial loans are comprised of the following classes of loans: (1) commercial, financial and agricultural, (2) commercial real estate, (3) real estate construction, a portion of (4) mortgage loans and (5) obligations of states and political subdivisions. Consumer loans are comprised of a portion of (4) mortgage loans and (6) personal loans.

Loans on which the accrual of interest has been discontinued are designated as non-accrual loans.  Accrual of interest on loans is generally discontinued when the contractual payment of principal or interest has become 90 days past due or reasonable doubt exists as to the full, timely collection of principal or interest. However, it is the Company’s policy to continue to accrue interest on loans over 90 days past due as long as they are (1) guaranteed or well secured and (2) there is an effective means of collection in process. When a loan is placed on non-accrual status, all unpaid interest credited to income in the current year is reversed against current period income and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, accruals are resumed on loans only when the obligation is brought fully current with respect to interest and principal, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

The Company originates loans in the portfolio with the intent to hold them until maturity. At the time the Company no longer intends to hold loans to maturity based on asset/liability management practices, the Company transfers loans from its portfolio to held for sale at fair value. Any write-down recorded upon transfer is charged against the allowance for loan losses. Any write-downs recorded after the initial transfers are recorded as a charge to other non-interest expense. Gains or losses recognized upon sale are included in other non-interest income.

The Company also originates residential mortgage loans with the intent to sell. These individual loans are normally funded by the buyer immediately. The Company maintains servicing rights on these loans, and the fair value of the servicing rights is carried as a component of other assets. Servicing rights are not material to the Company’s consolidated financial statements.

Loan origination fees and costs

Loan origination fees and related direct origination costs for a given loan are deferred and amortized over the life of the loan on a level-yield basis as an adjustment to interest income over the contractual life of the loan. As of December 31, 2012 and 2011, the amount of net unamortized origination fees carried as an adjustment to outstanding loan balances was $42,000 and $83,000, respectively.

Allowance for credit losses

The allowance for credit losses consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance for loan losses (“allowance”) represents management’s estimate of losses inherent in the loan portfolio as of the consolidated statement of financial condition date and is recorded as a reduction to loans. The reserve for unfunded lending commitments represents management’s estimate of losses inherent in its unfunded lending commitments and is recorded in other liabilities on the consolidated statement of financial condition, when necessary. The amount of the reserve for unfunded lending commitments is not material to the consolidated financial statements. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

For financial reporting purposes, the provision for loan losses charged to current operating income is based on management's estimates, and actual losses may vary from estimates. These estimates are reviewed and adjusted at least quarterly and are reported in earnings in the periods in which they become known.

Loans included in any class are considered for charge-off when:

·	principal or interest has been in default for 120 days or more and for which no payment has been received during the previous four months;
·	all collateral securing the loan has been liquidated and a deficiency balance remains;
·	a bankruptcy notice is received for an unsecured loan;
·	a confirming loss event has occurred; or
·	the loan is deemed to be uncollectible for any other reason.

The allowance for loan losses is maintained at a level considered adequate to offset probable losses on the Company’s existing loans. The analysis of the allowance for loan losses relies heavily on changes in observable trends that may indicate potential credit weaknesses. Management’s periodic evaluation of the adequacy of the allowance is based on the Bank’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the level of the allowance for loan losses as of December 31, 2012 was adequate.

There are two components of the allowance: a specific component for loans that are deemed to be impaired; and a general component for contingencies.

A large commercial loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. (a “large” loan, or group of like-loans within one relationship, is defined as a commercial/business loan, including business loans secured by 1-4 family properties included in the real estate-mortgage category, with an aggregate outstanding balance in excess of $150,000, or any other loan that management deems to have similar characteristics to an impaired large loan). Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loans and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial segment loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.

The estimated fair values of substantially all of the Company’s impaired loans are measured based on the estimated fair value of the loan’s collateral. For commercial loans secured with real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the current appraisal and the condition of the property. Appraised values may be discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include the estimated costs to sell the property. For commercial loans secured by non-real estate collateral, estimated fair values are determined based on the borrower’s financial statements, inventory reports, aging accounts receivable, equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The Bank generally does not separately identify individual consumer segment loans for impairment disclosures, unless such loans are subject to a restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a below-market interest rate based on the loan’s risk characteristics or an extension of a loan’s stated maturity date. Nonaccrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for a sustained period of time after modification. Loans classified as troubled debt restructurings are designated as impaired.

The component of the allowance for contingencies relates to other loans that have been segmented into risk rated categories. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated quarterly or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have one or more well-defined weaknesses that jeopardize the liquidation of the debt. Substandard loans include loans that are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass. Specific reserves may be established for larger, individual classified loans as a result of this evaluation, as discussed above. Remaining loans are categorized into large groups of smaller balance homogeneous loans and are collectively evaluated for impairment. This computation is generally based on historical loss experience adjusted for qualitative factors. The historical loss experience is averaged over a ten-year period for each of the portfolio segments. The ten-year timeframe was selected in order to capture activity over a wide range of economic conditions and has been consistently used for the past six years. The qualitative risk factors are reviewed for relevancy each quarter and include:

·	National, regional and local economic and business conditions, as well as the condition of various market segments, including the underlying collateral for collateral dependent loans;
·	Nature and volume of the portfolio and terms of loans;
·	Experience, ability and depth of lending and credit management and staff;
·	Volume and severity of past due, classified and nonaccrual loans, as well as other loan modifications;
·	Existence and effect of any concentrations of credit and changes in the level of such concentrations; and
·	Effect of external factors, including competition.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

Commercial, Financial and Agricultural Lending

The Company originates commercial, financial and agricultural loans primarily to businesses located in its primary market area and surrounding areas.  These loans are used for various business purposes, which include short-term loans and lines of credit to finance machinery and equipment purchases, inventory and accounts receivable. Generally, the maximum term for loans extended on machinery and equipment is shorter and does not exceed the projected useful life of such machinery and equipment. Most business lines of credit are written with a five year maturity, subject to an annual review.

Commercial loans are generally secured with short-term assets; however, in many cases, additional collateral, such as real estate, is provided as additional security for the loan.  Loan-to-value maximum values have been established by the Company and are specific to the type of collateral. Collateral values may be determined using invoices, inventory reports, accounts receivable aging reports, collateral appraisals, etc.

In underwriting commercial loans, an analysis of the borrower’s character, capacity to repay the loan, the adequacy of the borrower’s capital and collateral, as well as an evaluation of conditions affecting the borrower, is performed. Analysis of the borrower’s past, present and future cash flows is also an important aspect of the Company’s analysis.

Concentration analysis assists in identifying industry specific risk inherent in commercial, financial and agricultural lending. Mitigants include the identification of secondary and tertiary sources of repayment and appropriate increases in oversight.

Commercial, financial and agricultural loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions.

Commercial Real Estate Lending

The Company engages in commercial real estate lending in its primary market area and surrounding areas. The Company’s commercial real estate portfolio is secured primarily by residential housing, commercial buildings, raw land and hotels. Generally, commercial real estate loans have terms that do not exceed 20 years, have loan-to-value ratios of up to 80% of the appraised value of the property and are typically secured by personal guarantees of the borrowers.

As economic conditions deteriorate, the Company reduces its exposure in real estate loans with higher risk characteristics.  In underwriting these loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the property securing the loan. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions.

Real Estate Construction Lending

The Company engages in real estate construction lending in its primary market area and surrounding areas. The Company’s real estate construction lending consists of commercial and residential site development loans, as well as commercial building construction and residential housing construction loans.

The Company’s commercial real estate construction loans are generally secured with the subject property, and advances are made in conformity with a pre-determined draw schedule supported by independent inspections.  Terms of construction loans depend on the specifics of the project, such as estimated absorption rates, estimated time to complete, etc.

In underwriting commercial real estate construction loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, the reliability and predictability of the cash flow generated by the project using feasibility studies, market data, etc. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Real estate construction loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions. The difficulty of estimating total construction costs adds to the risk as well.

Mortgage Lending

The Company’s real estate mortgage portfolio is comprised of consumer residential mortgages and business loans secured by one-to-four family properties. One-to-four family residential mortgage loan originations, including home equity installment and home equity lines of credit loans, are generated by the Company’s marketing efforts, its present customers, walk-in customers and referrals. These loans originate primarily within the Company’s market area or with customers primarily from the market area.

The Company offers fixed-rate and adjustable rate mortgage loans with terms up to a maximum of 25-years for both permanent structures and those under construction. The Company’s one-to-four family residential mortgage originations are secured primarily by properties located in its primary market area and surrounding areas. The majority of the Company’s residential mortgage loans originate with a loan-to-value of 80% or less. Home equity installment loans are secured by the borrower’s primary residence with a maximum loan-to-value of 80% and a maximum term of 15 years. Home equity lines of credit are secured by the borrower’s primary residence with a maximum loan-to-value of 90% and a maximum term of 20 years.

In underwriting one-to-four family residential real estate loans, the Company evaluates the borrower’s ability to make monthly payments, the borrower’s repayment history and the value of the property securing the loan. The ability to repay is determined by the borrower’s employment history, current financial conditions, and credit background. The analysis is based primarily on the customer’s ability to repay and secondarily on the collateral or security. Most properties securing real estate loans made by the Company are appraised by independent fee appraisers. The Company generally requires mortgage loan borrowers to obtain an attorney’s title opinion or title insurance, and fire and property insurance (including flood insurance, if necessary) in an amount not less than the amount of the loan. The Company does not engage in sub-prime residential mortgage originations.

Residential mortgage loans and home equity loans generally present a lower level of risk than certain other types of consumer loans because they are secured by the borrower’s primary residence.

Obligations of States and Political Subdivisions

The Company lends to local municipalities and other tax-exempt organizations. These loans are primarily tax-anticipation notes and, as such, carry little risk. Historically, the Company has never had a loss on any loan of this type.

Personal Lending

The Company offers a variety of secured and unsecured personal loans, including vehicle loans, mobile home loans and loans secured by savings deposits as well as other types of personal loans.

Personal loan terms vary according to the type and value of collateral and creditworthiness of the borrower. In underwriting personal loans, a thorough analysis of the borrower’s willingness and financial ability to repay the loan as agreed is performed. The ability to repay is determined by the borrower’s employment history, current financial conditions and credit background.

Personal loans may entail greater credit risk than do residential mortgage loans, particularly in the case of personal loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles or recreational equipment. In such cases, any repossessed collateral for a defaulted personal loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, personal loan collections are dependent on the borrower’s continuing financial stability and, thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

Other real estate owned

Assets acquired in settlement of mortgage loan indebtedness are recorded as other real estate owned (OREO) at fair value less estimated costs to sell, establishing a new cost basis. Costs to maintain the assets and subsequent gains and losses attributable to their disposal are included in other expense as realized. No depreciation or amortization expense is recognized. At December 31, 2012 and 2011, the carrying value of other real estate owned was $428,000 and $427,000, respectively.

Goodwill and intangibles

Goodwill represents the excess of the cost of an acquisition over the fair value of the net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability. It is the Company’s policy that goodwill be tested at least annually for impairment.

Premises and equipment and depreciation

Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed principally using the straight-line method over the estimated useful lives of the related assets, which range from 3 to 10 years for furniture and equipment and 25 to 50 years for buildings. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized. Amortization of leasehold improvements is computed by straight line over the shorter of the assets’ useful life or the related lease term.

Trust assets and revenues

Assets held in a fiduciary capacity are not assets of the Bank or the Bank’s Trust Department and are, therefore, not included in the consolidated financial statements. Trust revenues are recorded on the accrual basis.

Bank owned life insurance, annuities and split-dollar arrangements

The cash surrender value of bank owned life insurance and annuities is carried as an asset, and changes in cash surrender value are recorded as non-interest income.

GAAP requires split-dollar life insurance arrangements to have a liability recognized related to the postretirement benefits covered by an endorsement split-dollar life insurance arrangement. The accrued benefit liability was $738,000 and  $709,000 as of December 31, 2012 and 2011, respectively. Related expenses for 2012, 2011 and 2010 were $29,000, $49,000 and $39,000, respectively.

Investments in low-income housing partnerships

The Company’s investments in low-income housing partnerships are accounted for using the “equity method” prescribed by ASC Topic 323. In accordance with ASC Topic 740, tax credits are recognized as they become available. Any residual loss is amortized as the tax credits are received.

Income taxes

The Company accounts for income taxes in accordance with income tax accounting guidance ASC Topic 740, Income Taxes.

Current income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of the evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes, if any, as a component of income tax expense.

Advertising

The Company follows the policy of charging costs of advertising to expense as incurred. Advertising expenses were $172,000,  $144,000 and $127,000 in 2012, 2011 and 2010, respectively.

Off-balance sheet financial instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded on the consolidated balance sheet when they are funded.

Transfer of financial assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Stock-based compensation

The Company sponsors a stock option plan for certain key officers. Compensation expense for stock options granted is measured using the fair value of the award on the grant date and is recognized over the vesting period. The Company recognized $25,000, $26,000 and $58,000 of expense for the years ended December 31, 2012, 2011 and 2010, respectively, for stock-based compensation. The stock-based compensation expense amounts were derived based on the fair value of options using the Black-Scholes option-pricing model. The following weighted average assumptions were used to value options granted in the periods indicated. There were no new options granted in 2010.

	2012	2011	2010
Expected life of options	7 years	7 years	N/A
Risk-free interest rate	1.78%	1.39%	N/A
Expected volatility	22.12%	21.91%	N/A
Expected dividend yield	4.86%	4.62%	N/A

Segment reporting

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail and trust operations of the Company. As such, discrete financial information is not available, and segment reporting would not be meaningful.

Subsequent events

The Company has evaluated events and transactions occurring subsequent to the consolidated statement of financial condition date of December 31, 2012, for items that should potentially be recognized or disclosed in the consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

Recent Accounting Standards Update (ASU)	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
RECENT ACCOUNTING STANDARDS UPDATE (ASU)

3.  Recent Accounting Standards Update (ASU)

ASU 2013-02

In February 2013, the Financial Accounting Standards Board (FASB) issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.

The objective of this ASU is to improve the reporting of reclassifications out of accumulated other comprehensive income. This ASU requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income, by component, on the respective line items in the income statement if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. Reclassifications that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period are required to be cross-referenced to other U.S. GAAP disclosures that provide additional detail about those amounts. This is the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account rather than directly to income or expense in the same reporting period. For example, some portion of net periodic pension cost is immediately reported in net income, but other portions may be capitalized to an asset balance such as fixed assets or inventory. An entity with significant defined benefit pension costs reclassified out of accumulated other comprehensive income but not to net income in its entirety in the same reporting period should identify the amount of each pension cost component reclassified out of accumulated other comprehensive income and make reference to the relevant pension cost disclosure that provides greater detail about these reclassifications.

The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income.

The provisions of this ASU are effective for public entities prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Company has included these reclassification adjustments in the consolidated financial statements for the periods presented.

Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2012
Restrictions on Cash and Due from Banks [Abstract]
RESTRICTIONS ON CASH AND DUE FROM BANKS

4.             Restrictions on Cash and Due From Banks

The Bank is required to maintain cash reserve balances with the Federal Reserve Bank. The total required reserve balances were $225,000 and $1,048,000 as of December 31, 2012 and 2011, respectively.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
SECURITIES

5.    Securities

The Company’s investment portfolio includes primarily bonds issued by U.S. Government sponsored agencies (approximately 59%) and municipalities (approximately 38%) as of December 31, 2012. Most of the municipal bonds are general obligation bonds with maturities or pre-refunding dates within 5 years. The remaining 3% of the portfolio includes mortgage-backed securities issued by Government-sponsored agencies and backed by residential mortgages and a group of equity investments in other financial institutions.

The amortized cost and fair value of securities as of December 31, 2012 and 2011, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

	December 31, 2012
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$7,908	$7,996	$88	$-
After one year but within five years	42,253	42,796	543	-
After five years but within ten years	22,004	22,025	53	(32)
	72,165	72,817	684	(32)
Obligations of state and political subdivisions
Within one year	10,448	10,505	57	-
After one year but within five years	29,595	29,809	246	(32)
After five years but within ten years	4,727	4,936	215	(6)
After ten years	731	726	-	(5)
	45,501	45,976	518	(43)
Mortgage-backed securities	2,502	2,526	24	-
Equity securities	985	1,019	145	(111)
Total	$121,153	$122,338	$1,371	$(186)

	December 31, 2011
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$2,918	$2,947	$29	$-
After one year but within five years	51,629	52,202	584	(11)
After five years but within ten years	12,497	12,539	42	-
	67,044	67,688	655	(11)
Obligations of state and political subdivisions
Within one year	11,076	11,154	78	-
After one year but within five years	21,944	22,289	369	(24)
After five years but within ten years	3,976	4,147	173	(2)
	36,996	37,590	620	(26)
Corporate notes
After one year but within five years	1,000	1,004	4	-
	1,000	1,004	4	-
Mortgage-backed securities	4,035	4,109	74	-
Equity securities	985	890	97	(192)
Total	$110,060	$111,281	$1,450	$(229)

Certain obligations of the U.S. Government and state and political subdivisions are pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law. The carrying value of the pledged assets was $30,785,000 and $25,953,000 at December 31, 2012 and 2011, respectively.

In addition to cash received from the scheduled maturities of securities, some investment securities available for sale are sold at current market values during the course of normal operations. Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses (in thousands):

		Years Ended December 31,
	2012	2011	2010
Gross proceeds from sales of securities	$-	$-	$-
Securities available for sale:
Gross realized gains from called securities	$2	$6	$31
Gross realized losses	-	-	-

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 (in thousands):

	Unrealized Losses at December 31, 2012

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$11,471	$(32)	$-	$-	$11,471	$(32)
Obligations of state and political
subdivisions	13,040	(43)	-	-	13,040	(43)
Debt securities	24,511	(75)	-	-	24,511	(75)

Equity securities	249	(13)	251	(98)	500	(111)

Total temporarily impaired securities	$24,760	$(88)	$251	$(98)	$25,011	$(186)

There are  38 debt securities that were in an unrealized loss position on December 31, 2012, but none that have had unrealized losses for more than 12 months. These securities have maturity dates ranging from September 2013 to December 2028 and represent approximately 20.5% of the total debt securities’ amortized cost as of December 31, 2012.

The unrealized losses noted above are considered to be temporary impairments. The decline in the values of the debt securities are due only to interest rate fluctuations, rather than erosion of issuer credit quality. As a result, the payment of contractual cash flows, including principal repayment, is not at risk. As management does not intend to sell the securities, does not believe the Company will be required to sell the securities before recovery and expects to recover the entire amortized cost basis, none of the debt securities are deemed to be other-than-temporarily impaired.

Equity securities owned by the Company consist of common stock of various financial services providers (“Bank Stocks”) and are evaluated quarterly for evidence of other-than-temporary impairment. There were nine equity securities that were in an unrealized loss position on December 31, 2012, and eight of those that comprise a group of securities with unrealized losses for 12 months or more. Individually, none of these eight equity securities have significant unrealized losses. Of the eight equity securities that have sustained unrealized losses for more than 12 months, six have increased in fair value during the year of 2012, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Of the two remaining stocks experiencing sustained unrealized losses, the amount of individual loss is not material and increases in value were noted, at times, in 2012. Management has identified no other-than-temporary impairment as of, or for the periods ended, December 31, 2012 and 2011 in the equity portfolio. Management continues to track the performance of each stock owned to determine if it is prudent to deem any further other-than-temporary impairment charges. The Company has the ability and intent to hold its equity securities until recovery of unrealized losses.

If market values of the bank stocks recover, accounting principles generally accepted in the United States of America do not allow reversal of the other-than-temporary impairment charges previously recognized until the security is sold, at which time any proceeds above the carrying value will be recognized as gain on the sale of investment securities. The Company recognized $40,000 of impairment charges in 2010.

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2011 (in thousands):

	Unrealized Losses at December 31, 2011

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$6,489	$(11)	$-	$-	$6,489	$(11)
Obligations of state and political
subdivisions	4,321	(26)	-	-	4,321	(26)
Debt securities	10,810	(37)	-	-	10,810	(37)

Equity securities	423	(80)	232	(112)	655	(192)

Total temporarily impaired securities	$11,233	$(117)	$232	$(112)	$11,465	$(229)

Loans and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Related Allowance for Credit Losses [Abstract]
LOANS AND RELATED ALLOWANCE FOR LOAN LOSSES

6.  Loans and Related Allowance for Loan Losses

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2012 and December 31, 2011 (in thousands):

As of December 31, 2012	Pass	Special Mention	Substandard		Doubtful	Total

Commercial, financial and agricultural	$17,570	$904	$822		$-	$19,296
Real estate - commercial	55,198	8,939	5,010		40	69,187
Real estate - construction	14,001	1,022	867		2,202	18,092
Real estate - mortgage	144,179	3,864	2,350		2,729	153,122
Obligations of states and political subdivisions	12,769	-	-		-	12,769
Personal	5,024	10	-		-	5,034
Total	$248,741	$14,739	$9,049		$4,971	$277,500

As of December 31, 2011	Pass	Special Mention	Substandard		Doubtful	Total

Commercial, financial and agricultural	$17,657	$671	$1,089		$-	$19,417
Real estate - commercial	48,108	8,898	3,768		-	60,774
Real estate - construction	14,616	1,022	720		1,150	17,508
Real estate - mortgage	161,607	7,513	3,758		3,666	176,544
Obligations of states and political subdivisions	8,780	-	-		-	8,780
Personal	6,640	18	-	-	-	6,658
Total	$257,408	$18,122	$9,335		$4,816	$289,681

The Company has certain loans in its portfolio that are considered to be impaired. It is the policy of the Company to recognize income on impaired loans that have been transferred to nonaccrual status on a cash basis, only to the extent that it exceeds principal balance recovery. Until an impaired loan is placed on nonaccrual status, income is recognized on the accrual basis. Collateral analysis is performed on each impaired loan at least quarterly and results are used to determine if a specific reserve is necessary to adjust the carrying value of each individual loan down to the estimated fair value. Generally, specific reserves are carried against impaired loans based upon estimated collateral value until a confirming loss event occurs or until termination of the credit is scheduled through liquidation of the collateral or foreclosure. Charge off will occur when a confirmed loss is identified. Professional appraisals of collateral, discounted for expected selling costs, are used to determine the charge-off amount. The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2012 and December 31, 2011 (in thousands):

	As of December 31, 2012			As of December 31, 2011
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$160	$160	$-	$238	$238	$-
Real estate - commercial	2,672	2,672	-	2,312	2,312	-
Real estate - construction	2,004	2,197	-	720	720	-
Real estate - mortgage	487	523	-	2,254	2,254	-

With an allowance recorded:
Real estate - construction	$198	$198	$91	$1,150	$1,150	$343
Real estate - mortgage	2,141	2,141	1,036	2,865	2,865	432

Total:
Commercial, financial and agricultural	$160	$160	$-	$238	$238	$-
Real estate - commercial	2,672	2,672	-	2,312	2,312	-
Real estate - construction	2,202	2,395	91	1,870	1,870	343
Real estate - mortgage	2,628	2,664	1,036	5,119	5,119	432
	$7,662	$7,891	$1,127	$9,539	$9,539	$775

	Year Ended December 31, 2012			Year Ended December 31, 2011			Year Ended December 31, 2010
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$199	$14	$-	$274	$19	$-	$1,097	$23	$-
Real estate - commercial	2,492	119	3	2,354	139	10	1,844	123	17
Real estate - construction	1,362	-	-	485	42	14	550	15	15
Real estate - mortgage	1,371	-	-	2,453	34	47	2,712	99	6

With an allowance recorded:
Real estate - construction	$674	$-	$15	$1,025	$-	$-	$300	$2	$2
Real estate - mortgage	2,503	-	-	2,051	65	-	1,491	14	14

Total:
Commercial, financial and agricultural	$199	$14	$-	$274	$19	$-	$1,097	$23	$-
Real estate - commercial	2,492	119	3	2,354	139	10	1,844	123	17
Real estate - construction	2,036	-	15	1,510	42	14	850	17	17
Real estate - mortgage	3,874	-	-	4,504	99	47	4,203	113	20
	$8,601	$133	$18	$8,642	$299	$71	$7,994	$276	$54

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2012 and December 31, 2011 (in thousands):

Nonaccrual loans:	December 31, 2012	December 31, 2011

Commercial, financial and agricultural	$-	$2
Real estate - commercial	1,170	520
Real estate - construction	2,202	1,497
Real estate - mortgage	3,617	5,928
Total	$6,989	$7,947

Interest income not recorded based on the original contractual terms of the loans for nonaccrual loans was $472,000, $405,000 and $281,000 in 2012,  2011 and 2010, respectively. The aggregate amount of demand deposits that have been reclassified as loan balances at December 31, 2012 and 2011 were $620,000 and $24,000, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2012 and December 31, 2011 (in thousands):

As of December 31 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$30	$-	$191	$221	$19,075	$19,296	$191
Real estate - commercial	295	819	1,928	3,042	66,145	69,187	758
Real estate - construction	9	136	2,335	2,480	15,612	18,092	330
Real estate - mortgage	1,359	3,131	4,428	8,918	144,204	153,122	1,318
Obligations of states and political subdivisions	-	-	-	-	12,769	12,769	-
Personal	29	25	2	56	4,978	5,034	2
Total	$1,722	$4,111	$8,884	$14,717	$262,783	$277,500	$2,599

As of December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$220	$2	$30	$252	$19,165	$19,417	$30
Real estate - commercial	245	466	1,319	2,030	58,744	60,774	799
Real estate - construction	278	32	2,030	2,340	15,168	17,508	533
Real estate - mortgage	2,871	145	7,303	10,319	166,225	176,544	1,375
Obligations of states and political subdivisions	-	-	-	-	8,780	8,780	-
Personal	50	11	6	67	6,591	6,658	6
Total	$3,664	$656	$10,688	$15,008	$274,673	$289,681	$2,743

The following tables summarize the activity in the allowance for loan losses by loan class and loans by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the years ended December 31, 2012 and  2011 (in thousands):

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2012	$195	$455	$442	$1,771	$-	$68	$2,931
Charge-offs	(25)	-	(193)	(852)	-	(1)	(1,071)
Recoveries	8	-	-	-	-	2	10
Provisions	1	8	(47)	1,468	-	(19)	1,411
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281

As of December 31, 2012	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281
Ending balance: individually evaluated for impairment	$-	$-	$91	$1,036	$-	$-	$1,127
Ending balance: collectively evaluated for impairment	$179	$463	$111	$1,351	$-	$50	$2,154

Loans, net of unearned interest:
Ending balance	$19,296	$69,187	$18,092	$153,122	$12,769	$5,034	$277,500
Ending balance: individually evaluated for impairment	$160	$2,672	$2,202	$2,628	$-	$-	$7,662
Ending balance: collectively evaluated for impairment	$19,136	$66,515	$15,890	$150,494	$12,769	$5,034	$269,838

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2011	$163	$442	$336	$1,810	$-	$73	$2,824
Charge-offs	(18)	(37)	-	(205)	-	(22)	(282)
Recoveries	2	-	-	10	-	13	25
Provisions	48	50	106	156	-	4	364
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931

As of December 31, 2011	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931
Ending balance: individually evaluated for impairment	$-	$-	$343	$432	$-	$-	$775
Ending balance: collectively evaluated for impairment	$195	$455	$99	$1,339	$-	$68	$2,156

Loans, net of unearned interest:
Ending balance	$19,417	$60,774	$17,508	$176,544	$8,780	$6,658	$289,681
Ending balance: individually evaluated for impairment	$238	$2,312	$1,870	$5,119	$-	$-	$9,539
Ending balance: collectively evaluated for impairment	$19,179	$58,462	$15,638	$171,425	$8,780	$6,658	$280,142

As of December 31, 2010	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$163	$442	$336	$1,810	$-	$73	$2,824
Ending balance: individually evaluated for impairment	$-	$-	$235	$335	$-	$-	$570
Ending balance: collectively evaluated for impairment	$163	$442	$101	$1,475	$-	$73	$2,254

Loans, net of unearned interest:
Ending balance	$19,911	$56,305	$13,256	$190,958	$8,984	$8,688	$298,102
Ending balance: individually evaluated for impairment	$309	$2,395	$1,150	$3,889	$-	$-	$7,743
Ending balance: collectively evaluated for impairment	$19,602	$53,910	$12,106	$187,069	$8,984	$8,688	$290,359

	Years Ended December 31,
	2012	2011		2010
Balance of allowance - beginning of period	$2,931	$2,824	$	$ 2,719
Loans charged off:
Commercial, financial and agricultural	25	18		134
Real estate - commercial	-	37		-
Real estate - construction	193	-		-
Real estate - mortgage	852	205		482
Personal	1	22		38
Total charge-offs	1,071	282		654

Recoveries of loans previously charged off:
Commercial, financial and agricultural	8	2		-
Real estate - mortgage	-	10		-
Personal	2	13		18
Total recoveries	10	25		18

Net charge-offs	1,061	257		636
Provision for loan losses	1,411	364		741
Balance of allowance - end of period	$3,281	$2,931	$	$ 2,824

Ratio of net charge-offs during period to
average loans outstanding	0.38%	0.09%		0.21%

The Company identified no loans that were considered troubled debt restructurings during the periods presented, and did not have any troubled debt restructurings as of December 31, 2012 or 2011.

Pledged Assets	12 Months Ended
Dec. 31, 2012
Pledged Assets [Abstract]
PLEDGED ASSETS

7.  Pledged Assets

The Bank must maintain sufficient qualifying collateral with the Federal Home Loan Bank (FHLB), in order to secure borrowings. Therefore, a Master Collateral Agreement has been entered into which pledges all mortgage related assets as collateral for future borrowings. Mortgage related assets could include loans or investment securities. As of December 31, 2012, the amount of loans included in qualifying collateral was $195,252,000, for a collateral value of $127,136,000. No investment securities are included in qualifying collateral as of December 31, 2012.

Bank Owned Life Insurance and Annuities	12 Months Ended
Dec. 31, 2012
Bank Owned Life Insurance and Annuities [Abstract]
BANK OWNED LIFE INSURANCE AND ANNUITIES

8.  Bank Owned Life Insurance and Annuities

The Company holds bank-owned life insurance (BOLI), deferred annuities and payout annuities with a combined cash value of $14,402,000 and $14,069,000 at December 31, 2012 and 2011, respectively. As annuitants retire, the deferred annuities may be converted to payout annuities to create payment streams that match certain post-retirement liabilities. The cash surrender value on the BOLI and annuities increased by $333,000, $501,000 and $502,000 in 2012,  2011 and 2010, respectively, from earnings recorded as non-interest income and from premium payments, net of cash payments received. The contracts are owned by the Bank in various insurance companies. The crediting rate on the policies varies annually based on the insurance companies’ investment portfolio returns in their general fund and market conditions. Changes in cash value of BOLI and annuities in 2012 and 2011 are shown below (in thousands):

	Life Insurance	Deferred Annuities	Payout Annuities	Total
Balance as of December 31, 2010	$13,222	$300	$46	$13,568
Earnings	440	13	1	454
Premiums on existing policies	56	14	-	70
Annuity payments received	-	-	(23)	(23)
Balance as of December 31, 2011	13,718	327	24	14,069
Earnings	409	13	1	423
Premiums on existing policies	56	14	-	70
Annuity payments received	-	-	(13)	(13)
Net proceeds from life insurance claim	(147)	-	-	(147)
Balance as of December 31, 2012	$14,036	$354	$12	$14,402

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

9.  Premises And Equipment

Premises and equipment consist of the following (in thousands):

	December 31,
	2012	2011
Land	$864	$864
Buildings and improvements	8,510	8,454
Furniture, computer software and equipment	4,523	4,307
	13,897	13,625
Less: accumulated depreciation and amortization	(7,425)	(6,915)
	$6,472	$6,710

Depreciation and amortization expense on premises and equipment charged to operations was $524,000 in 2012, $581,000 in 2011 and $565,000 in 2010.

Acquisition	12 Months Ended
Dec. 31, 2012
Acquisition [Abstract]
ACQUISITION

10. Acquisition

On September 8, 2006, the Company completed its acquisition of a branch office in Richfield, PA. The acquisition included real estate, deposits and loans. The assets and liabilities of the acquired branch office were recorded on the consolidated statement of financial condition at their estimated fair values as of September 8, 2006, and its results of operations have been included in the consolidated statements of income since such date.

Included in the purchase price of the branch was goodwill and core deposit intangible of $2,046,000 and $449,000, respectively. The core deposit intangible is being amortized over a ten-year period on a straight line basis. The goodwill is not amortized, but is measured annually for impairment. Core deposit intangible amortization expense of $45,000 was recorded in each of the years 2012, 2011 and 2010. Intangible amortization expense projected for the succeeding five years beginning in 2013 is estimated to be $45,000 per year through 2014 and $29,000 for 2015.

Investment in Unconsolidated Subsidiary	12 Months Ended
Dec. 31, 2012
Investment in Unconsolidated Subsidiary [Abstract]
INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

11.  Investment in Unconsolidated Subsidiary

On September 1, 2006, the Company invested in Liverpool Community Bank (formerly known as The First National Bank of Liverpool) (LCB), Liverpool, PA, by purchasing 39.16% of its outstanding common stock. This investment is accounted for under the equity method of accounting. The investment is being carried at $4,000,000 as of December 31, 2012. The investment is evaluated quarterly for impairment. A loss in value of the investment which is determined to be other than a temporary decline would be recognized as a loss in the period in which such determination is made. Evidence of a loss in value might include, but would not necessarily be limited to, absence of an ability to recover the carrying amount of the investment or inability of LCB to sustain an earnings capacity which would justify the current carrying value of the investment.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
DEPOSITS

12. Deposits

Deposits consist of the following (in thousands):

	December 31,
	2012	2011
Demand, non-interest bearing	$71,318	$64,751
NOW and Money Market	90,349	93,056
Savings	56,382	50,715
Time deposits, $100,000 or more	33,007	33,033
Other time deposits	135,695	145,110
	$386,751	$386,665

Aggregate amount of scheduled maturities of time deposits as of December 31, 2012 include the following (in thousands):

	Time Deposits
Maturing in:	$100,000 or more	Other	Total Time Deposits
2013	$11,426	$58,751	70,177
2014	8,034	27,729	35,763
2015	8,983	28,886	37,869
2016	2,316	11,088	13,404
2017	1,080	5,754	6,834
Later	1,168	3,487	4,655
	$33,007	$135,695	168,702

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
BORROWINGS

13. Borrowings

Borrowings consist of the following (dollars in thousands):

	December 31, 2012		December 31, 2011		December 31, 2010		For the year 2012
	Outstanding Balance	Rate	Outstanding Balance	Rate	Outstanding Balance	Rate	Average Balance	Weighted Average Rate
Securities sold under agreements to repurchase	$3,836	0.10%	$3,500	0.10%	$3,314	0.10%	$3,608	0.10%
Short-term borrowings - Federal Home Loan Bank overnight advances	1,600	0.25%	-		-		462	0.25%
	$5,436	0.14%	$3,500	0.10%	$3,314	0.10%	$4,070	0.12%

The maximum balance of short-term borrowings at any month-end during 2012 was $ 5,920,000.

The Bank has repurchase agreements with several of its depositors, under which customers’ funds are invested daily into an interest bearing account. These funds are carried by the Company as short-term debt. It is the Company’s policy to have repurchase agreements collateralized 100% by U.S. Government securities. As of December 31, 2012, the securities that serve as collateral for securities sold under agreements to repurchase had a fair value of $8,609,000. The interest rate paid on these funds is variable and subject to change daily.

The Bank’s maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh (“FHLB”) is $122,054,000, with a  balance of $1,600,000 outstanding as of December 31, 2012. In order to borrow an amount in excess of $6,960,000, the FHLB would require the Bank to purchase additional FHLB Stock. The FHLB is a source of both short-term and long-term funding. The Bank must maintain sufficient qualifying collateral to secure all outstanding advances.

The Bank has entered into an agreement under which it can borrow up to $20,000,000 from the FHLB in their Open RepoPlus product. There were no borrowings under this agreement during the periods included in these consolidated financial statements. There is no expiration date on the current agreement.

Operating Lease Obligations	12 Months Ended
Dec. 31, 2012
Operating Lease Obligations [Abstract]
OPERATING LEASE OBLIGATIONS

14.  Operating Lease Obligations

The Company has entered into a number of arrangements that are classified as operating leases. The operating leases are for several branch and office locations. The majority of the branch and office location leases are renewable at the Company’s option. Future minimum lease commitments are based on current rental payments. Rental expense charged to operations, including license fees for branch offices, was $114,000,  $108,000 and $116,000 in 2012,  2011 and 2010, respectively.

The following is a summary of future minimum rental payments for the next five years required under operating leases that have initial or remaining noncancellable lease terms in excess of one year as of December 31, 2012 (in thousands):

Years ending December 31,
2013	$119
2014	110
2015	89
2016	83
2017	44
2018 and beyond	-
Total minimum payments required	$445

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

15.  Income Taxes

The components of income tax expense for the three years ended December 31 were (in thousands):

	2012	2011	2010
Current tax expense	$1,042	$1,562	$1,467
Deferred tax expense (benefit)	(64)	(20)	163
Total tax expense	$978	$1,542	$1,630

Income tax expense related to realized securities gains was $1,000 in 2012, $2,000 in 2011 and $11,000 in 2010.

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2012	2011	2010
Income before income taxes	$4,626	$6,222	$6,545
Effective tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,573	2,115	2,225
Tax-exempt interest	(431)	(439)	(473)
Net earnings on BOLI	(148)	(133)	(148)
Dividend from unconsolidated subsidiary	(12)	(8)	(11)
Stock-based compensation	2	7	19
Other permanent differences	(6)	-	18
Total tax expense	$978	$1,542	$1,630
Effective tax rate	21.1%	24.8%	24.9%

Deductible temporary differences and taxable temporary differences gave rise to a net deferred tax asset for the Company as of December 31, 2012 and 2011.  The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2012	2011
Deferred Tax Assets
Allowance for loan losses	$1,000	$876
Deferred directors' compensation	565	588
Employee and director benefits	605	624
Qualified pension liability	321	617
Unrealized loss from securities impairment	221	221
Other	160	123
Total deferred tax assets	2,872	3,049

Deferred Tax Liabilities
Depreciation	(236)	(249)
Equity income from unconsolidated subsidiary	(398)	(329)
Loan origination costs	(223)	(177)
Prepaid expense	(90)	(90)
Unrealized gains on securities available for sale	(403)	(415)
Annuity earnings	(58)	(37)
Fair value of mortgage servicing rights	(33)	-
Goodwill	(294)	(247)
Total deferred tax liabilities	(1,735)	(1,544)

Net deferred tax asset
included in other assets	$1,137	$1,505

The Company has concluded that the deferred tax assets are realizable (on a more likely than not basis) through the combination of future reversals of existing taxable temporary differences, certain tax planning strategies and expected future taxable income.

It is the Company’s policy to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. No significant income tax uncertainties were identified as a result of the Company’s evaluation of its income tax position. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2012,  2011 and 2010.  The Company is no longer subject to examination by taxing authorities for years before 2009.  Tax years 2009 through the present, with limited exception, remain open to examination.

Stockholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2012
Stockholders' Equity And Regulatory Matters [Abstract]
STOCKHOLDERS' EQUITY AND REGULATORY MATTERS

16.  Stockholders’ Equity and Regulatory Matters

The Company is authorized to issue 500,000 shares of preferred stock with no par value. The Board has the ability to fix the voting, dividend, redemption and other rights of the preferred stock, which can be issued in one or more series. No shares of preferred stock have been issued.

The Company has a dividend reinvestment and stock purchase plan. Under this plan, additional shares of Juniata Valley Financial Corp. stock may be purchased at the prevailing market prices with reinvested dividends and voluntary cash payments, within limits. To the extent that shares are not available in the open market, the Company has reserved common stock to be issued under the plan. As of October 2005, any adjustment in capitalization of the Company will result in a proportionate adjustment to the reserved shares for this plan. At December 31, 2012, 141,887 shares were available for issuance under the Dividend Reinvestment Plan.

The Company periodically repurchases shares of its common stock under a share repurchase program approved by the Board of Directors. Repurchases have typically been through open market transactions and have complied with all regulatory restrictions on the timing and amount of such repurchases. Shares repurchased have been added to treasury stock and accounted for at cost. These shares may be reissued for stock option exercises, employee stock purchase plan purchases and to fulfill dividend reinvestment program needs. During 2010,  2011 and 2012,  83,900,  33,850 and 19,793 shares, respectively, were repurchased in conjunction with this program. Remaining shares authorized in the program were 68,393 as of December 31, 2012.

The Company and the Bank are subject to risk-based capital standards by which bank holding companies and banks are evaluated in terms of capital adequacy. These regulatory capital requirements are administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s and Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to each maintain minimum amounts and ratios (set forth in the table below) of Total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined in the regulations), and Tier I capital (as defined in the regulations) to average assets (as defined in the regulations). Management believes, as of December 31, 2012 and 2011, that the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2012, the most recent notification from the regulatory banking agencies categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as “well capitalized”, the Bank must maintain minimum Total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table. To the knowledge of management, there are no conditions or events since these notifications that have changed the Bank’s category.

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements for the periods indicated (dollars in thousands).

Juniata Valley Financial Corp. (Consolidated)			Minimum Requirement
			For Capital
	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Capital	$52,803	18.28%	$23,103	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,506	17.14%	11,552	4.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,506	10.96%	18,074	4.00%
(to Average Assets)

As of December 31, 2011:
Total Capital	$52,588	18.83%	$22,339	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,657	17.78%	11,169	4.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,657	11.16%	17,803	4.00%
(to Average Assets)

					Minimum Regulatory
					Requirements to be
The Juniata Valley Bank			Minimum Requirement		"Well Capitalized"
			For Capital		under Prompt
	Actual		Adequacy Purposes		Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Capital	$47,812	16.79%	$22,780	8.00%	$28,475	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,519	15.63%	11,390	4.00%	17,085	6.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,519	9.99%	17,822	4.00%	22,277	5.00%
(to Average Assets)

As of December 31, 2011:
Total Capital	$46,692	16.97%	$22,006	8.00%	$27,507	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	43,757	15.91%	11,003	4.00%	16,504	6.00%
(to Risk Weighted Assets)
Tier 1 Capital	43,757	9.91%	17,670	4.00%	22,087	5.00%
(to Average Assets)

Certain regulatory restrictions exist regarding the ability of the Bank to transfer funds to the Company in the form of cash dividends, loans or advances. At December 31, 2012, $38,824,000 of undistributed earnings of the Bank, included in the consolidated stockholders’ equity, was available for distribution to the Company as dividends without prior regulatory approval, subject to the regulatory capital requirements above.

Calculations Of Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
CALCULATION OF EARNINGS PER SHARE

17.  Calculation Of Earnings Per Share

Basic earnings per share (EPS) is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. The following table sets forth the computation of basic and diluted earnings per share:

	Years Ended December 31,
	2012	2011	2010
	(Amounts, except earnings per share, in thousands)

Net income	$3,648	$4,680	$4,915

Weighted-average common shares outstanding	4,231	4,241	4,297

Basic earnings per share	$0.86	$1.10	$1.14

Weighted-average common shares outstanding	4,231	4,241	4,297

Common stock equivalents due to effect of stock options	2	3	4

Total weighted-average common shares and equivalents	$4,233	$4,244	$4,301

Diluted earnings per share	$0.86	$1.10	$1.14

Anti-dilutive stock options outstanding	79	60	70

Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
COMPREHENSIVE INCOME

18.  Accumulated other Comprehensive loss

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following (in thousands):

	12/31/2012	12/31/2011	12/31/2010
Unrealized gains on available for sale securities	$800	$823	$399
Unrecognized expense for defined benefit pension	(2,219)	(3,079)	(1,864)
Accumulated other comprehensive loss	$(1,419)	$(2,256)	$(1,465)

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENT

19. Fair Value Measurement

Fair value measurement and disclosure guidance defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. Additional guidance is provided on determining when the volume and level of activity for the asset or liability has significantly decreased. The guidance also includes guidance on identifying circumstances when a transaction may not be considered orderly.

Fair value measurement and disclosure guidance provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed, and significant adjustments to the related prices may be necessary to estimate fair value in accordance with fair value measurement and disclosure guidance.

This guidance clarifies that, when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. The guidance provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

Fair value measurement and disclosure guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability is not adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

Fair value measurement and disclosure guidance requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the guidance establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs – Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

An asset’s or liability’s placement in the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality, the Company’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available for Sale. Debt securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurement from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. Equity securities classified as available for sale are reported at fair value using Level 1 inputs.

Impaired Loans. Certain impaired loans are reported on a non-recurring basis at the fair value of the underlying collateral since repayment is expected solely from the collateral. Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the expected proceeds. These assets are included as Level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

Other Real Estate Owned. Certain assets included in other real estate owned are carried at fair value as a result of impairment and accordingly are presented as measured on a non-recurring basis. Values are estimated using Level 3 inputs, based on appraisals that consider the sales prices of property in the proximate vicinity.

The following table summarizes financial assets and financial liabilities measured at fair value as of December 31, 2012 and December 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands). There were no transfers of assets between fair value Level 1 and Level 2 during the year ended December 31, 2012.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2012	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$72,817	$-	$72,817	$-
Obligations of state and political subdivisions	45,976	-	45,976	-
Mortgage-backed securities	2,526	-	2,526	-
Equity securities available-for-sale	1,019	1,019	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	1,212	-	-	1,212
Other real estate owned	50	-	-	50

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2011	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$67,688	$-	$67,688	$-
Obligations of state and political subdivisions	37,590	-	37,590	-
Corporate notes	1,004	-	1,004	-
Mortgage-backed securities	4,109	-	4,109	-
Equity securities available-for-sale	890	890	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	3,240	-	-	3,240

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs have been used to determine fair value:

December 31, 2012	Fair Value Estimate	Valuation Technique	Unobservable Input	Range

Other real estate owned	$ 50	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	0%
Impaired loans	1,212	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	0% - (7)%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)

Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Fair Value of Financial Instruments

Management uses its best judgment in estimating the fair value of the Company’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in sales transactions on the dates indicated. The estimated fair value amounts have been measured as of their respective year ends and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different from the amounts reported at each quarter end.

The information presented below should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is provided only for a limited portion of the Company’s assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company’s disclosures and those of other companies may not be meaningful.

The following describes the estimated fair value of the Company’s financial instruments as well as the significant methods and assumptions not previously disclosed used to determine these estimated fair values.

Carrying values approximate fair value for cash and due from banks, interest-bearing demand deposits with banks, federal funds sold, restricted stock in the Federal Home Loan Bank, interest receivable, mortgage servicing rights, non-interest bearing demand deposits, securities sold under agreements to repurchase, short-term borrowings and interest payable. Other than cash and due from banks, which are considered Level 1 inputs, these instruments are Level 2 inputs.

Interest bearing time deposits with banks - The estimated fair value is determined by discounting the contractual future cash flows, using the rates currently offered for deposits of similar remaining maturities.

Loans – For variable-rate loans that reprice frequently and which entail no significant changes in credit risk, carrying values approximated fair value. Substantially all commercial loans and real estate mortgages are variable rate loans. The fair value of other loans (i.e. consumer loans and fixed-rate real estate mortgages) are estimated by calculating the present value of the cash flow difference between the current rate and the market rate, for the average maturity, discounted quarterly at the market rate.

Fixed rate time deposits - The estimated fair value is determined by discounting the contractual future cash flows, using the rates currently offered for deposits of similar remaining maturities.

Other interest bearing liabilities – The fair value is estimated using discounted cash flow analysis, based on incremental borrowing rates for similar types of arrangements.

Commitments to extend credit and letters of credit – The fair value of commitments to extend credit is estimated using the fees currently charged to enter into similar agreements, taking into account market interest rates, the remaining terms and present credit-worthiness of the counterparties. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements.

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

Financial Instruments
(in thousands)

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
Financial assets:	Value	Value	Value	Value
Cash and due from banks	$14,261	$14,261	$12,074	$12,074
Interest bearing deposits with banks	136	136	2,100	2,100
Interest bearing time deposits with banks	847	849	1,096	1,111
Securities	122,338	122,338	111,281	111,281
Restricted investment in FHLB stock	1,726	1,726	1,700	1,700
Total loans, net of allowance for loan losses	274,219	286,467	286,750	296,891
Mortgage servicing rights	98	98	-	-
Accrued interest receivable	1,632	1,632	1,811	1,811

Financial liabilities:
Non-interest bearing deposits	71,318	71,318	64,751	64,751
Interest bearing deposits	315,433	319,946	321,914	327,857
Securities sold under agreements to repurchase	3,836	3,836	3,500	3,500
Short-term borrowings	1,600	1,600	-	-
Other interest bearing liabilities	1,305	1,315	1,244	1,251
Accrued interest payable	354	354	421	421

Off-balance sheet financial instruments:
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-

The following presents the carrying amount, fair value and placement in the fair value hierarchy of the Company’s financial instruments not previously disclosed as of December 31, 2012. This table excludes financial instruments for which the carrying amount approximates fair value.

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2012	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 847	$ 849	$ -	$ 849	$ -
Loans, net of allowance for loan losses	274,219	286,467	-	-	286,467
Financial instruments - Liabilities
Interest bearing deposits	315,433	319,946	-	319,946	-
Other interest bearing liabilities	1,305	1,315	-	1,315	-

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

20.  Employee Benefit Plans

Stock Option Plan

The 2000 Incentive Stock Option Plan expired in May 2010 and was replaced with the 2011 Stock Option Plan in May 2011 (collectively, the “Plans”).  The 2011 Stock Option Plan has essentially the same structure as the 2000 plan. Under the provisions of the Plans, while active, options can be granted to officers and key employees of the Company. The Plans provide that the option price per share is not to be less than the fair market value of the stock on the day the option was granted, but in no event less than the par value of such stock. Options granted under the Plans are exercisable no earlier than one year after the date of grant and expire ten years after the date of the grant.

The Plans are administered by a committee of the Board of Directors, whose members are not eligible to receive options under the Plans. The Committee determines, among other things, which officers and key employees receive options, the number of shares to be subject to each option, the option price and the duration of the option. Options vest over three to five years and are exercisable at the grant price, which is at least the fair market value of the stock on the grant date. All options previously granted under the Plans are scheduled to expire through March 20, 2022. The aggregate number of shares that may be issued upon the exercise of options under the 2011 Stock Option Plan is set at 300,000 shares, and 269,100 shares were available for grant as of December 31, 2012. Total options outstanding at December 31, 2012 have exercise prices between $15.13 and $24.00, with a weighted average exercise price of $19.04 and a weighted average remaining contractual life of 4.5 years.

As of December 31, 2012,  there was $49,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plans. That cost is expected to be recognized through 2017.

Cash received from option exercises under the Plans for the years ended December 31, 2012,  2011 and 2010  was $104,000, $27,000, and $28,000, respectively.

A summary of the status of the Plans as of December 31, 2012,  2011 and 2010, and changes during the years ending on those dates is presented below:

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	90,474	$18.85	92,953	$18.83	97,473	$18.71
Granted	19,150	18.00	16,050	17.75	-	-
Exercised	(7,207)	14.47	(1,890)	14.37	(1,960)	14.18
Forfeited	(4,625)	17.89	(16,639)	18.20	(2,560)	18.15
Outstanding at end of year	97,792	$19.04	90,474	$18.85	92,953	$18.83

Options exercisable at year-end	68,361		67,685		78,402
Weighted-average fair value of
of options granted
during the year		$1.98		$1.91		$-
Intrinsic value of options
exercised during the year		$24,444		$7,070		$5,918
Intrinsic value of options
outstanding and exercisable at
December 31, 2012		$37,002

The following table summarizes characteristics of stock options as of December 31, 2012:

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
11/18/2003	15.13	6,182	0.59	6,182
11/15/2004	20.25	5,684	0.76	5,684
10/18/2005	24.00	6,566	1.26	6,566
10/17/2006	21.00	7,879	1.50	7,879
10/16/2007	20.05	10,777	2.41	10,777
10/21/2008	21.10	12,552	3.20	12,072
10/20/2009	17.22	17,252	4.18	15,250
9/20/2011	17.75	13,850	8.72	3,951
3/20/2012	18.00	17,050	9.22	-
		97,792		68,361

Defined Benefit Retirement Plan

The Company sponsors a defined benefit retirement plan which covers substantially all of its employees employed prior to December 31, 2007. As of January 1, 2008, the plan was amended to close the plan to new entrants. All active participants as of December 31, 2007 became 100% vested in their accrued benefit and, as long as they remained eligible, continued to accrue benefits until December 31, 2012. The benefits are based on years of service and the employee’s compensation. Effective December 31, 2012, the defined benefit retirement plan was amended to cease future service accruals after that date (frozen). The Company’s funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide for benefits attributed to service through December 31, 2012. The Company does not expect to contribute to the defined benefit plan in 2013.

Management expects that approximately $40,000 will be recorded as net periodic expense in 2013 for the defined benefit plan, which includes expected amortization out of accumulated other comprehensive loss in 2012. The following table sets forth by level, within the fair value hierarchy, debt and equity instruments included in the defined benefit retirement’s plan assets at fair value as of December 31, 2012 and December 31, 2011 (in thousands). Assets included in the plan that are not valued in the hierarchy table consist of cash and cash equivalents, totaling $738,000 and $505,000, at December 31, 2012 and 2011, respectively.

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2012	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$ 199	$ -	$ 199	$ -
Corporate bonds and notes	3,017	-	3,017	-
Mutual funds
Value funds	1,379	1,379	-	-
Blend funds	1,220	1,220	-	-
Growth funds	1,932	1,932	-	-
Common stocks	3	3	-	-
Money market funds	590	590	-	-
	$ 8,340	$ 5,124	$ 3,216	$ -

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2011	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$ 1,066	$ -	$ 1,066	$ -
Corporate bonds and notes	2,530	-	2,530	-
Mutual funds
Value funds	697	697	-	-
Blend funds	1,305	1,305	-	-
Growth funds	2,063	2,063	-	-
Common stocks	3	3	-	-
Money market funds	456	456	-	-
	$ 8,120	$ 4,524	$ 3,596	$ -

The measurement date for the defined benefit plan is December 31. Information pertaining to the activity in the defined benefit plan is as follows (in thousands):

	Years ended December 31,
	2012	2011
Change in projected benefit obligation (PBO)
PBO at beginning of year	$10,438	$9,009
Service cost	222	192
Interest cost	451	479
Change in assumptions	681	1,247
Curtailment adjustment	(1,393)	-
Actuarial loss (gain)	49	(89)
Benefits paid	(426)	(400)
PBO at end of year	$10,022	$10,438

Change in plan assets
Fair value of plan assets at beginning of year	$8,625	$9,225
Actual return on plan assets, net of expenses	879	(200)
Benefits paid	(426)	(400)
Fair value of plan assets at end of year	$9,078	$8,625

Funded status, included in other liabilities	$(944)	$(1,813)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,362)	$(4,609)
Unrecognized prior service cost	-	(58)
Unrecognized net transition asset	1	3
	$(3,361)	$(4,664)

Accumulated benefit obligation	$10,022	$9,061

Pension expense included the following components for the years ended December 31 (in thousands):

	2012	2011	2010

Service cost during the year	$222	$192	$186
Interest cost on projected benefit obligation	451	479	473
Expected return on plan assets	(591)	(631)	(570)
Net accretion (amortization)	56	(2)	(2)
Recognized net actuarial loss	296	152	127
Net periodic benefit cost	434	190	214

Net loss (gain)	(952)	1,990	554
Amortization of net loss	(296)	(152)	(127)
Net (accretion) amortization	(56)	2	2
Total recognized in other comprehensive loss (income)	$(1,304)	$1,840	$429

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(870)	$2,030	$643

Assumptions used to determine benefit obligations were:

	2012	2011	2010
Discount rate	4.00%	4.40%	5.50%
Rate of compensation increase	N/A	3.00	4.00

Assumptions used to determine the net periodic benefit cost were:

	2012	2011	2010
Discount rate	4.40%	5.50%	6.00%
Expected long-term return on plan assets	7.00	7.00	7.00
Rate of compensation increase	3.00	3.00	4.00

The investment strategy and investment policy for the retirement plan is to target the plan assets to contain 50% equity and 50% fixed income securities. The asset allocation as of December 31, 2012 was approximately 47% fixed income securities, 50% equities and  3% cash equivalents.

Future expected benefit payments (in thousands):

	2013	2014	2015	2016	2017	2018-2022

Estimated future benefit payments	$431	$438	$432	$438	$457	$2,808

Defined Contribution Plan

The Company has a Defined Contribution Plan under which employees, through payroll deductions, are able to defer portions of their compensation. The Company makes an annual non-elective fully vested contribution equal to 3% of compensation to each eligible participant. As of December 31, 2012, a liability of $161,000 was recorded to satisfy this obligation, and will be credited to employees’ accounts by February 15, 2013. This liability at December 31, 2011 totaled $160,000 and was credited to employee accounts during 2012. Expense incurred under this plan was $157,000, $151,000 and $153,000 in 2012, 2011 and 2010, respectively. Effective January 1, 2013, the Company has amended the Defined Contribution Plan to include an employer matching contribution for employees that elect to defer compensation into this program.

Employee Stock Purchase Plan

The Company has an Employee Stock Purchase Plan under which employees, through payroll deductions, are able to purchase shares of Company stock annually. The option price of the stock purchases is between 95% and 100% of the fair market value of the stock on the offering termination date as determined annually by the Board of Directors. The maximum number of shares which employees may purchase under the Plan is 250,000; however, the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings. There were 2,729 shares issued in 2012,  2,413 shares issued in 2011 and 2,118 shares issued in 2010 under this plan. At December 31, 2012, there were 190,380 shares reserved for issuance under the Employee Stock Purchase Plan.

Supplemental Retirement Plans

The Company has non-qualified supplemental retirement plans for directors and key employees. At December 31, 2012 and 2011, the present value of the future liability was $627,000 and $723,000, respectively. For the years ended December 31, 2012, 2011 and 2010, $56,000, $73,000 and $93,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance and annuities. See Note 8.

Deferred Compensation Plans

The Company has entered into deferred compensation agreements with certain directors to provide each director an additional retirement benefit, or to provide their beneficiary a benefit, in the event of pre-retirement death. At December 31, 2012 and 2011, the present value of the future liability was $1,661,000 and $1,728,000, respectively. For the years ended December 31, 2012, 2011 and 2010, $66,000, $83,000 and $90,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 8.

Salary Continuation Plans

The Company has non-qualified salary continuation plans for key employees. At December 31, 2012 and 2011, the present value of the future liability was $1,151,000 and $1,111,000, respectively. For the years ended December 31, 2012, 2011 and 2010, $132,000, $136,000 and $96,000, respectively, was charged to expense in connection with these plans. The Company offsets the cost of these plans through the purchase of bank-owned life insurance. See Note 8.

Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

21.  Financial Instruments With Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments may include commitments to extend credit and letters of credit. These instruments involve, to varying degrees, elements of credit risk that are not recognized in the consolidated financial statements.

Exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and letters of credit is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making these commitments and conditional obligations as it does for on-balance sheet instruments. The Company controls the credit risk of its financial instruments through credit approvals, limits and monitoring procedures; however, it does not generally require collateral for such financial instruments since there is no principal credit risk.

A summary of the Company’s financial instrument commitments is as follows (in thousands):

	December 31,
	2012	2011
Commitments to grant loans	$31,918	$24,202
Unfunded commitments under lines of credit	11,246	13,831
Outstanding letters of credit	1,293	1,067

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since portions of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained by the Bank upon extension of credit is based on management's credit evaluation of the counter-party. Collateral held varies but may include personal or commercial real estate, accounts receivable, inventory and equipment.

Outstanding letters of credit are instruments issued by the Bank that guarantee the beneficiary payment by the Bank in the event of default by the Bank’s customer in the non-performance of an obligation or service. Most letters of credit are extended for one year periods. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank holds collateral supporting those commitments for which collateral is deemed necessary. The amount of the liability as of December 31, 2012 and 2011 for guarantees under letters of credit issued is not material.

The maximum undiscounted exposure related to these guarantees at December 31, 2012 was $1,293,000, and the approximate value of underlying collateral upon liquidation that would be expected to cover this maximum potential exposure was $999,000.

Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

22.  Related-Party Transactions

The Bank has granted loans to certain of its executive officers, directors and their related interests. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and, in the opinion of management, do not involve more than normal risk of collection. The aggregate dollar amount of these loans was $2,370,000 and $2,965,000 at December 31, 2012 and 2011, respectively. During 2012, $32,000 of new loans were made and repayments totaled $627,000. None of these loans were past due, in non-accrual status or restructured at December 31, 2012 or 2011.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities and Guarantees [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

23.  Commitments And Contingent Liabilities

In 2009, the Company executed an agreement to obtain technology outsourcing services through an outside service bureau, and those services began in June 2010. The agreement provides for termination fees if the Company cancels the services prior to the end of the 8-year commitment period. The termination fee would be an amount equal to one hundred percent of the estimated remaining value of the terminated services if terminated in the first contract year, ninety percent of the estimated remaining value of the terminated services if terminated in the second contract year, eighty percent and seventy percent of the remaining value of the terminated services if terminated in the third and fourth contract years, respectively, and sixty percent of the remaining value of the terminated services if terminated in contract years five through eight. Termination fees are estimated to be approximately $2,323,000 at December 31, 2012.    Since the Company does not expect to terminate these services prior to the end of the commitment period, no liability has been recorded at December 31, 2012.

The Company, from time to time, may be a defendant in legal proceedings relating to the conduct of its banking business. Most of such legal proceedings are a normal part of the banking business and, in management's opinion, the consolidated financial condition and results of operations of the Company would not be materially affected by the outcome of such legal proceedings.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	24. Subsequent Events In January 2013, the Board of Directors declared a dividend of $0.22 per share for the first quarter of 2013 to shareholders of record on February 15, payable on March 1, 2013.

Juniata Valley Financial Corp. (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Juniata Valley Financial Corp. (Parent Company Only) [Abstract]
JUNIATA VALLEY FINANCIAL CORP. (PARENT COMPANY ONLY)

25.  Juniata Valley Financial Corp. (Parent Company Only)

Financial information:

CONDENSED BALANCE SHEETS
(in thousands)
	December 31,
	2012	2011
ASSETS:
Cash and cash equivalents	$231	$38
Investment in bank subsidiary	45,285	43,798
Investment in unconsolidated subsidiary	4,000	3,796
Investment securities available for sale	954	2,090
Other assets	15	28
TOTAL ASSETS	$50,485	$49,750

LIABILITIES:
Accounts payable and other liabilities	$188	$30

STOCKHOLDERS' EQUITY	50,297	49,720
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$50,485	$49,750

CONDENSED STATEMENTS OF INCOME
(in thousands)
	Years Ended December 31,
	2012	2011	2010
INCOME:
Interest and dividends on investment securities available for sale	$41	$44	$40
Dividends from bank subsidiary	2,793	4,217	4,519
Income from unconsolidated subsidiary	249	263	250
Securities impairment charge	-	-	(40)
TOTAL INCOME	3,083	4,524	4,769
EXPENSE:
Non-interest expense	80	140	119
TOTAL EXPENSE	80	140	119
INCOME BEFORE INCOME TAXES AND EQUITY
IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	3,003	4,384	4,650
Income tax expense	47	36	21
	2,956	4,348	4,629
Undistributed net income of subsidiary	692	332	286
NET INCOME	$3,648	$4,680	$4,915

CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)
	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$3,648	$4,680	$4,915
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income of subsidiary	(692)	(332)	(286)
Net amortization of securities premiums	2	2	2
Securities impairment charges	-	-	40
Equity in earnings of unconsolidated subsidiary, net of dividends of $45, $29 and $40	(204)	(234)	(210)
Decrease (increase) in other assets	12	2	(1)
Increase in taxes payable	127	68	22
Increase (decrease) in accounts payable and other liabilities	(2)	19	(14)
Net cash provided by operating activities	2,891	4,205	4,468

Cash flows from investing activities:
Purchases of available for sale securities	-	(50)	-
Proceeds from the maturity of available for sale investment securities	1,235	-	-
Proceeds from the maturity of interest bearing time deposits	-	-	75
Net cash provided by (used in) investing activities	1,235	(50)	75

Cash flows from financing activities:
Cash dividends	(3,724)	(3,648)	(3,525)
Purchase of treasury stock	(360)	(589)	(1,476)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	151	66	61
Net cash used in financing activities	(3,933)	(4,171)	(4,940)

Net increase (decrease) in cash and cash equivalents	193	(16)	(397)
Cash and cash equivalents at beginning of year	38	54	451
Cash and cash equivalents at end of year	$231	$38	$54

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Accounting Policies [Abstract]
Principles of consolidation [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the accounts of Juniata Valley Financial Corp. and its wholly owned subsidiary, The Juniata Valley Bank. All significant intercompany transactions and balances have been eliminated.

Use of estimates [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of deferred tax assets, goodwill valuation and the determination of other-than-temporary impairment on securities.

Basis of presentation [Policy Text Block]

Basis of presentation

Certain amounts previously reported have been reclassified to conform to the consolidated financial statement presentation for 2012. The reclassification had no effect on net income.

Significant group concentrations of credit risk [Policy Text Block]

Significant group concentrations of credit risk

Most of the Company’s activities are with customers located within the Juniata Valley region. Note 5 discusses the types of securities in which the Company invests. Note 6 discusses the types of lending in which the Company engages.

As of December 31, 2012, there were no concentrations of credit to any particular industry equaling more than 25% of total capital. The Bank’s business activities are geographically concentrated in the counties of Juniata, Mifflin, Perry, Huntingdon, Centre, Franklin and Snyder, Pennsylvania. The Bank has a diversified loan portfolio; however, a substantial portion of its debtors’ ability to honor their obligations is dependent upon the economy in central Pennsylvania.

Cash and cash equivalents [Policy Text Block]

Cash and cash equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing demand deposits with banks and federal funds sold. Generally, federal funds are sold for one-day periods.

Interest bearing time deposits with banks [Policy Text Block]	Interest bearing time deposits with banks Interest-bearing time deposits with banks consist of certificates of deposits in other banks with maturities within one year to three years.
Securities [Policy Text Block]

Securities

Securities classified as available for sale, which include marketable investment securities, are stated at fair value, with the unrealized gains and losses, net of tax, reported as a component of other comprehensive income (loss). Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movement in interest rates, changes in maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Investment securities that management has the positive intent and ability to hold until maturity regardless of changes in market conditions, liquidity needs or changes in general economic conditions are classified as held to maturity and are stated at cost, adjusted for amortization of premium and accretion of discount computed by the interest method over their contractual lives. Interest and dividends on investment securities available for sale and held to maturity are recognized as income when earned. Premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains or losses on the disposition of securities available for sale are based on the net proceeds and the adjusted carrying amount of the securities sold, determined on a specific identification basis. The Company has no securities classified as held to maturity at December 31, 2012 and 2011.

The Company’s policy requires quarterly reviews of impaired securities. This review includes analyzing the length of time and the extent to which the fair value has been less than cost and the financial condition and near-term prospects of the issuer, including any specific events which may influence the issuer's ability to meet its obligations. In addition, for debt securities, the Company considers whether (a) management has the intent to sell the security, (b) it is more likely than not that we will be required to sell the security prior to its anticipated recovery and (c) management expects to recover the entire amortized cost basis. If the Company does not intend to sell the debt security and it is more likely than not that the Company will not have to sell the debt security prior to recovery, the security would not be considered other than temporarily impaired unless there is a credit loss. The credit loss is reflected in earnings, with the remaining loss reflected in other comprehensive income. For equity securities, management considers the intent and ability to hold securities until recovery of unrealized losses. If a decline in fair value is determined to be other-than-temporary, the value of equity securities is reduced to fair value with a charge to earnings.

Management determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Restricted Investment in FHLB Stock [Policy Text Block]

Restricted Investment in Federal Home Loan Bank Stock

The Bank owns restricted stock investments in the Federal Home Loan Bank. Federal law requires a member institution of the Federal Home Loan Bank to hold stock according to a predetermined formula. The stock is carried at cost.

Management evaluates the restricted stock for impairment on an annual basis. Management’s determination of whether these investments are impaired is based on management’s assessment of the ultimate recoverability of the cost of these investments rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost of these investments is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

Management believes no impairment charge was necessary related to the FHLB restricted stock during 2012, 2011 or 2010.

Loans [Policy Text Block]

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the outstanding unpaid principal balances, net of any deferred fees or costs and the allowance for loan losses. Interest income on all loans, other than nonaccrual loans, is accrued over the term of the loans based on the amount of principal outstanding. Unearned income is amortized to income over the life of the loans, using the interest method.

The loan portfolio is segmented into commercial and consumer loans. Commercial loans are comprised of the following classes of loans: (1) commercial, financial and agricultural, (2) commercial real estate, (3) real estate construction, a portion of (4) mortgage loans and (5) obligations of states and political subdivisions. Consumer loans are comprised of a portion of (4) mortgage loans and (6) personal loans.

Loans on which the accrual of interest has been discontinued are designated as non-accrual loans.  Accrual of interest on loans is generally discontinued when the contractual payment of principal or interest has become 90 days past due or reasonable doubt exists as to the full, timely collection of principal or interest. However, it is the Company’s policy to continue to accrue interest on loans over 90 days past due as long as they are (1) guaranteed or well secured and (2) there is an effective means of collection in process. When a loan is placed on non-accrual status, all unpaid interest credited to income in the current year is reversed against current period income and unpaid interest accrued in prior years is charged against the allowance for loan losses. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, accruals are resumed on loans only when the obligation is brought fully current with respect to interest and principal, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

The Company originates loans in the portfolio with the intent to hold them until maturity. At the time the Company no longer intends to hold loans to maturity based on asset/liability management practices, the Company transfers loans from its portfolio to held for sale at fair value. Any write-down recorded upon transfer is charged against the allowance for loan losses. Any write-downs recorded after the initial transfers are recorded as a charge to other non-interest expense. Gains or losses recognized upon sale are included in other non-interest income.

The Company also originates residential mortgage loans with the intent to sell. These individual loans are normally funded by the buyer immediately. The Company maintains servicing rights on these loans, and the fair value of the servicing rights is carried as a component of other assets. Servicing rights are not material to the Company’s consolidated financial statements.

Loan origination fees and costs [Policy Text Block]

Loan origination fees and costs

Loan origination fees and related direct origination costs for a given loan are deferred and amortized over the life of the loan on a level-yield basis as an adjustment to interest income over the contractual life of the loan. As of December 31, 2012 and 2011, the amount of net unamortized origination fees carried as an adjustment to outstanding loan balances was $42,000 and $83,000, respectively.

Allowance for credit losses [Policy Text Block]

Allowance for credit losses

The allowance for credit losses consists of the allowance for loan losses and the reserve for unfunded lending commitments. The allowance for loan losses (“allowance”) represents management’s estimate of losses inherent in the loan portfolio as of the consolidated statement of financial condition date and is recorded as a reduction to loans. The reserve for unfunded lending commitments represents management’s estimate of losses inherent in its unfunded lending commitments and is recorded in other liabilities on the consolidated statement of financial condition, when necessary. The amount of the reserve for unfunded lending commitments is not material to the consolidated financial statements. The allowance for loan losses is increased by the provision for loan losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance.

For financial reporting purposes, the provision for loan losses charged to current operating income is based on management's estimates, and actual losses may vary from estimates. These estimates are reviewed and adjusted at least quarterly and are reported in earnings in the periods in which they become known.

Loans included in any class are considered for charge-off when:

·	principal or interest has been in default for 120 days or more and for which no payment has been received during the previous four months;
·	all collateral securing the loan has been liquidated and a deficiency balance remains;
·	a bankruptcy notice is received for an unsecured loan;
·	a confirming loss event has occurred; or
·	the loan is deemed to be uncollectible for any other reason.

The allowance for loan losses is maintained at a level considered adequate to offset probable losses on the Company’s existing loans. The analysis of the allowance for loan losses relies heavily on changes in observable trends that may indicate potential credit weaknesses. Management’s periodic evaluation of the adequacy of the allowance is based on the Bank’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the level of the allowance for loan losses as of December 31, 2012 was adequate.

There are two components of the allowance: a specific component for loans that are deemed to be impaired; and a general component for contingencies.

A large commercial loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. (a “large” loan, or group of like-loans within one relationship, is defined as a commercial/business loan, including business loans secured by 1-4 family properties included in the real estate-mortgage category, with an aggregate outstanding balance in excess of $150,000, or any other loan that management deems to have similar characteristics to an impaired large loan). Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loans and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis for commercial segment loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.

The estimated fair values of substantially all of the Company’s impaired loans are measured based on the estimated fair value of the loan’s collateral. For commercial loans secured with real estate, estimated fair values are determined primarily through third-party appraisals. When a real estate secured loan becomes impaired, a decision is made regarding whether an updated certified appraisal of the real estate is necessary. This decision is based on various considerations, including the age of the most recent appraisal, the loan-to-value ratio based on the current appraisal and the condition of the property. Appraised values may be discounted to arrive at the estimated selling price of the collateral, which is considered to be the estimated fair value. The discounts also include the estimated costs to sell the property. For commercial loans secured by non-real estate collateral, estimated fair values are determined based on the borrower’s financial statements, inventory reports, aging accounts receivable, equipment appraisals or invoices. Indications of value from these sources are generally discounted based on the age of the financial information or the quality of the assets. For such loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The Bank generally does not separately identify individual consumer segment loans for impairment disclosures, unless such loans are subject to a restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the Company grants such borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a below-market interest rate based on the loan’s risk characteristics or an extension of a loan’s stated maturity date. Nonaccrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for a sustained period of time after modification. Loans classified as troubled debt restructurings are designated as impaired.

The component of the allowance for contingencies relates to other loans that have been segmented into risk rated categories. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated quarterly or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have one or more well-defined weaknesses that jeopardize the liquidation of the debt. Substandard loans include loans that are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Loans not classified are rated pass. Specific reserves may be established for larger, individual classified loans as a result of this evaluation, as discussed above. Remaining loans are categorized into large groups of smaller balance homogeneous loans and are collectively evaluated for impairment. This computation is generally based on historical loss experience adjusted for qualitative factors. The historical loss experience is averaged over a ten-year period for each of the portfolio segments. The ten-year timeframe was selected in order to capture activity over a wide range of economic conditions and has been consistently used for the past six years. The qualitative risk factors are reviewed for relevancy each quarter and include:

·	National, regional and local economic and business conditions, as well as the condition of various market segments, including the underlying collateral for collateral dependent loans;
·	Nature and volume of the portfolio and terms of loans;
·	Experience, ability and depth of lending and credit management and staff;
·	Volume and severity of past due, classified and nonaccrual loans, as well as other loan modifications;
·	Existence and effect of any concentrations of credit and changes in the level of such concentrations; and
·	Effect of external factors, including competition.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

Commercial, Financial and Agricultural Lending

The Company originates commercial, financial and agricultural loans primarily to businesses located in its primary market area and surrounding areas.  These loans are used for various business purposes, which include short-term loans and lines of credit to finance machinery and equipment purchases, inventory and accounts receivable. Generally, the maximum term for loans extended on machinery and equipment is shorter and does not exceed the projected useful life of such machinery and equipment. Most business lines of credit are written with a five year maturity, subject to an annual review.

Commercial loans are generally secured with short-term assets; however, in many cases, additional collateral, such as real estate, is provided as additional security for the loan.  Loan-to-value maximum values have been established by the Company and are specific to the type of collateral. Collateral values may be determined using invoices, inventory reports, accounts receivable aging reports, collateral appraisals, etc.

In underwriting commercial loans, an analysis of the borrower’s character, capacity to repay the loan, the adequacy of the borrower’s capital and collateral, as well as an evaluation of conditions affecting the borrower, is performed. Analysis of the borrower’s past, present and future cash flows is also an important aspect of the Company’s analysis.

Concentration analysis assists in identifying industry specific risk inherent in commercial, financial and agricultural lending. Mitigants include the identification of secondary and tertiary sources of repayment and appropriate increases in oversight.

Commercial, financial and agricultural loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions.

Commercial Real Estate Lending

The Company engages in commercial real estate lending in its primary market area and surrounding areas. The Company’s commercial real estate portfolio is secured primarily by residential housing, commercial buildings, raw land and hotels. Generally, commercial real estate loans have terms that do not exceed 20 years, have loan-to-value ratios of up to 80% of the appraised value of the property and are typically secured by personal guarantees of the borrowers.

As economic conditions deteriorate, the Company reduces its exposure in real estate loans with higher risk characteristics.  In underwriting these loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, and the reliability and predictability of the cash flow generated by the property securing the loan. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Commercial real estate loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions.

Real Estate Construction Lending

The Company engages in real estate construction lending in its primary market area and surrounding areas. The Company’s real estate construction lending consists of commercial and residential site development loans, as well as commercial building construction and residential housing construction loans.

The Company’s commercial real estate construction loans are generally secured with the subject property, and advances are made in conformity with a pre-determined draw schedule supported by independent inspections.  Terms of construction loans depend on the specifics of the project, such as estimated absorption rates, estimated time to complete, etc.

In underwriting commercial real estate construction loans, the Company performs a thorough analysis of the financial condition of the borrower, the borrower’s credit history, the reliability and predictability of the cash flow generated by the project using feasibility studies, market data, etc. Appraisals on properties securing commercial real estate loans originated by the Company are performed by independent appraisers.

Real estate construction loans generally present a higher level of risk than certain other types of loans, particularly during slow economic conditions. The difficulty of estimating total construction costs adds to the risk as well.

Mortgage Lending

The Company’s real estate mortgage portfolio is comprised of consumer residential mortgages and business loans secured by one-to-four family properties. One-to-four family residential mortgage loan originations, including home equity installment and home equity lines of credit loans, are generated by the Company’s marketing efforts, its present customers, walk-in customers and referrals. These loans originate primarily within the Company’s market area or with customers primarily from the market area.

The Company offers fixed-rate and adjustable rate mortgage loans with terms up to a maximum of 25-years for both permanent structures and those under construction. The Company’s one-to-four family residential mortgage originations are secured primarily by properties located in its primary market area and surrounding areas. The majority of the Company’s residential mortgage loans originate with a loan-to-value of 80% or less. Home equity installment loans are secured by the borrower’s primary residence with a maximum loan-to-value of 80% and a maximum term of 15 years. Home equity lines of credit are secured by the borrower’s primary residence with a maximum loan-to-value of 90% and a maximum term of 20 years.

In underwriting one-to-four family residential real estate loans, the Company evaluates the borrower’s ability to make monthly payments, the borrower’s repayment history and the value of the property securing the loan. The ability to repay is determined by the borrower’s employment history, current financial conditions, and credit background. The analysis is based primarily on the customer’s ability to repay and secondarily on the collateral or security. Most properties securing real estate loans made by the Company are appraised by independent fee appraisers. The Company generally requires mortgage loan borrowers to obtain an attorney’s title opinion or title insurance, and fire and property insurance (including flood insurance, if necessary) in an amount not less than the amount of the loan. The Company does not engage in sub-prime residential mortgage originations.

Residential mortgage loans and home equity loans generally present a lower level of risk than certain other types of consumer loans because they are secured by the borrower’s primary residence.

Obligations of States and Political Subdivisions

The Company lends to local municipalities and other tax-exempt organizations. These loans are primarily tax-anticipation notes and, as such, carry little risk. Historically, the Company has never had a loss on any loan of this type.

Personal Lending

The Company offers a variety of secured and unsecured personal loans, including vehicle loans, mobile home loans and loans secured by savings deposits as well as other types of personal loans.

Personal loan terms vary according to the type and value of collateral and creditworthiness of the borrower. In underwriting personal loans, a thorough analysis of the borrower’s willingness and financial ability to repay the loan as agreed is performed. The ability to repay is determined by the borrower’s employment history, current financial conditions and credit background.

Personal loans may entail greater credit risk than do residential mortgage loans, particularly in the case of personal loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles or recreational equipment. In such cases, any repossessed collateral for a defaulted personal loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, personal loan collections are dependent on the borrower’s continuing financial stability and, thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

Other real estate owned [Policy Text Block]

Other real estate owned

Assets acquired in settlement of mortgage loan indebtedness are recorded as other real estate owned (OREO) at fair value less estimated costs to sell, establishing a new cost basis. Costs to maintain the assets and subsequent gains and losses attributable to their disposal are included in other expense as realized. No depreciation or amortization expense is recognized. At December 31, 2012 and 2011, the carrying value of other real estate owned was $428,000 and $427,000, respectively.

Goodwill [Policy Text Block]

Goodwill and intangibles

Goodwill represents the excess of the cost of an acquisition over the fair value of the net assets acquired. Other intangible assets represent purchased assets that also lack physical substance but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability. It is the Company’s policy that goodwill be tested at least annually for impairment.

Premises and equiqment and depreciation [Policy Text Block]

Premises and equipment and depreciation

Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed principally using the straight-line method over the estimated useful lives of the related assets, which range from 3 to 10 years for furniture and equipment and 25 to 50 years for buildings. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized. Amortization of leasehold improvements is computed by straight line over the shorter of the assets’ useful life or the related lease term.

Trust assets and revenues [Policy Text Block]

Trust assets and revenues

Assets held in a fiduciary capacity are not assets of the Bank or the Bank’s Trust Department and are, therefore, not included in the consolidated financial statements. Trust revenues are recorded on the accrual basis.

Bank owned life insurance, annuities and split-dollar arrangements [Policy Text Block]

Bank owned life insurance, annuities and split-dollar arrangements

The cash surrender value of bank owned life insurance and annuities is carried as an asset, and changes in cash surrender value are recorded as non-interest income.

GAAP requires split-dollar life insurance arrangements to have a liability recognized related to the postretirement benefits covered by an endorsement split-dollar life insurance arrangement. The accrued benefit liability was $738,000 and  $709,000 as of December 31, 2012 and 2011, respectively. Related expenses for 2012, 2011 and 2010 were $29,000, $49,000 and $39,000, respectively.

Investments in low-income housing partnerships [Policy Text Block]

Investments in low-income housing partnerships

The Company’s investments in low-income housing partnerships are accounted for using the “equity method” prescribed by ASC Topic 323. In accordance with ASC Topic 740, tax credits are recognized as they become available. Any residual loss is amortized as the tax credits are received.

Income taxes [Policy Text Block]

Income taxes

The Company accounts for income taxes in accordance with income tax accounting guidance ASC Topic 740, Income Taxes.

Current income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of the evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company accounts for uncertain tax positions if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes, if any, as a component of income tax expense.

Advertising [Policy Text Block]	Advertising The Company follows the policy of charging costs of advertising to expense as incurred. Advertising expenses were $172,000, $144,000 and $127,000 in 2012, 2011 and 2010, respectively.
Off-balance sheet financial instruments [Policy Text Block]

Off-balance sheet financial instruments

In the ordinary course of business, the Bank has entered into off-balance sheet financial instruments consisting of commitments to extend credit and letters of credit. Such financial instruments are recorded on the consolidated balance sheet when they are funded.

Transfer of financial assets [Policy Text Block]

Transfer of financial assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Stock-based compensation [Policy Text Block]

Stock-based compensation

The Company sponsors a stock option plan for certain key officers. Compensation expense for stock options granted is measured using the fair value of the award on the grant date and is recognized over the vesting period. The Company recognized $25,000, $26,000 and $58,000 of expense for the years ended December 31, 2012, 2011 and 2010, respectively, for stock-based compensation. The stock-based compensation expense amounts were derived based on the fair value of options using the Black-Scholes option-pricing model. The following weighted average assumptions were used to value options granted in the periods indicated. There were no new options granted in 2010.

	2012	2011	2010
Expected life of options	7 years	7 years	N/A
Risk-free interest rate	1.78%	1.39%	N/A
Expected volatility	22.12%	21.91%	N/A
Expected dividend yield	4.86%	4.62%	N/A

Segment reporting [Policy Text Block]

Segment reporting

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial, retail and trust operations of the Company. As such, discrete financial information is not available, and segment reporting would not be meaningful.

Subsequent events [Policy Text Block]

Subsequent events

The Company has evaluated events and transactions occurring subsequent to the consolidated statement of financial condition date of December 31, 2012, for items that should potentially be recognized or disclosed in the consolidated financial statements. The evaluation was conducted through the date these consolidated financial statements were issued.

Borrowings (Policy)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Repurchase Agreements, Collateral, Policy [Policy Text Block]

The Bank has repurchase agreements with several of its depositors, under which customers’ funds are invested daily into an interest bearing account. These funds are carried by the Company as short-term debt. It is the Company’s policy to have repurchase agreements collateralized 100% by U.S. Government securities

Employee Benefit Plans (Policy)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Defined Benefit Retirement Plan [Policy Text Block]

The Company sponsors a defined benefit retirement plan which covers substantially all of its employees employed prior to December 31, 2007. As of January 1, 2008, the plan was amended to close the plan to new entrants. All active participants as of December 31, 2007 became 100% vested in their accrued benefit and, as long as they remained eligible, continued to accrue benefits until December 31, 2012. The benefits are based on years of service and the employee’s compensation. Effective December 31, 2012, the defined benefit retirement plan was amended to cease future service accruals after that date (frozen). The Company’s funding policy is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes. Contributions are intended to provide for benefits attributed to service through December 31, 2012. The Company does not expect to contribute to the defined benefit plan in 2013.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Accounting Policies [Abstract]
Disclosure of Share-based Compensation Arrangements, Assumptions Used [Table Text Block]

	2012	2011	2010
Expected life of options	7 years	7 years	N/A
Risk-free interest rate	1.78%	1.39%	N/A
Expected volatility	22.12%	21.91%	N/A
Expected dividend yield	4.86%	4.62%	N/A

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities Available for Sale [Table Text Block]

	December 31, 2012
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$7,908	$7,996	$88	$-
After one year but within five years	42,253	42,796	543	-
After five years but within ten years	22,004	22,025	53	(32)
	72,165	72,817	684	(32)
Obligations of state and political subdivisions
Within one year	10,448	10,505	57	-
After one year but within five years	29,595	29,809	246	(32)
After five years but within ten years	4,727	4,936	215	(6)
After ten years	731	726	-	(5)
	45,501	45,976	518	(43)
Mortgage-backed securities	2,502	2,526	24	-
Equity securities	985	1,019	145	(111)
Total	$121,153	$122,338	$1,371	$(186)

	December 31, 2011
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$2,918	$2,947	$29	$-
After one year but within five years	51,629	52,202	584	(11)
After five years but within ten years	12,497	12,539	42	-
	67,044	67,688	655	(11)
Obligations of state and political subdivisions
Within one year	11,076	11,154	78	-
After one year but within five years	21,944	22,289	369	(24)
After five years but within ten years	3,976	4,147	173	(2)
	36,996	37,590	620	(26)
Corporate notes
After one year but within five years	1,000	1,004	4	-
	1,000	1,004	4	-
Mortgage-backed securities	4,035	4,109	74	-
Equity securities	985	890	97	(192)
Total	$110,060	$111,281	$1,450	$(229)

Summary of Proceeds and Relized Gain/(Loss) [Table Text Block]

		Years Ended December 31,
	2012	2011	2010
Gross proceeds from sales of securities	$-	$-	$-
Securities available for sale:
Gross realized gains from called securities	$2	$6	$31
Gross realized losses	-	-	-

Schedule of Unrealized Losses [Table Text Block]

	Unrealized Losses at December 31, 2012

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Obligations of U.S. Government
agencies and corporations	$11,471	$(32)	$-	$-	$11,471	$(32)
Obligations of state and political
subdivisions	13,040	(43)	-	-	13,040	(43)
Debt securities	24,511	(75)	-	-	24,511	(75)

Equity securities	249	(13)	251	(98)	500	(111)

Total temporarily impaired securities	$24,760	$(88)	$251	$(98)	$25,011	$(186)

	Unrealized Losses at December 31, 2011

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

Obligations of U.S. Government
agencies and corporations	$6,489	$(11)	$-	$-	$6,489	$(11)
Obligations of state and political
subdivisions	4,321	(26)	-	-	4,321	(26)
Debt securities	10,810	(37)	-	-	10,810	(37)

Equity securities	423	(80)	232	(112)	655	(192)

Total temporarily impaired securities	$11,233	$(117)	$232	$(112)	$11,465	$(229)

Loans and Related Allowace for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Related Allowance for Credit Losses [Abstract]
Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating [Table Text Block]

As of December 31, 2012	Pass	Special Mention	Substandard		Doubtful	Total

Commercial, financial and agricultural	$17,570	$904	$822		$-	$19,296
Real estate - commercial	55,198	8,939	5,010		40	69,187
Real estate - construction	14,001	1,022	867		2,202	18,092
Real estate - mortgage	144,179	3,864	2,350		2,729	153,122
Obligations of states and political subdivisions	12,769	-	-		-	12,769
Personal	5,024	10	-		-	5,034
Total	$248,741	$14,739	$9,049		$4,971	$277,500

As of December 31, 2011	Pass	Special Mention	Substandard		Doubtful	Total

Commercial, financial and agricultural	$17,657	$671	$1,089		$-	$19,417
Real estate - commercial	48,108	8,898	3,768		-	60,774
Real estate - construction	14,616	1,022	720		1,150	17,508
Real estate - mortgage	161,607	7,513	3,758		3,666	176,544
Obligations of states and political subdivisions	8,780	-	-		-	8,780
Personal	6,640	18	-	-	-	6,658
Total	$257,408	$18,122	$9,335		$4,816	$289,681

Impaired Loans by Loan Portfolio Class [Table Text Block]

	As of December 31, 2012			As of December 31, 2011
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$160	$160	$-	$238	$238	$-
Real estate - commercial	2,672	2,672	-	2,312	2,312	-
Real estate - construction	2,004	2,197	-	720	720	-
Real estate - mortgage	487	523	-	2,254	2,254	-

With an allowance recorded:
Real estate - construction	$198	$198	$91	$1,150	$1,150	$343
Real estate - mortgage	2,141	2,141	1,036	2,865	2,865	432

Total:
Commercial, financial and agricultural	$160	$160	$-	$238	$238	$-
Real estate - commercial	2,672	2,672	-	2,312	2,312	-
Real estate - construction	2,202	2,395	91	1,870	1,870	343
Real estate - mortgage	2,628	2,664	1,036	5,119	5,119	432
	$7,662	$7,891	$1,127	$9,539	$9,539	$775

Average of Impaired Loans and Related Interest Income by Loan Portfolio Class [Table Text Block]

	Year Ended December 31, 2012			Year Ended December 31, 2011			Year Ended December 31, 2010
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$199	$14	$-	$274	$19	$-	$1,097	$23	$-
Real estate - commercial	2,492	119	3	2,354	139	10	1,844	123	17
Real estate - construction	1,362	-	-	485	42	14	550	15	15
Real estate - mortgage	1,371	-	-	2,453	34	47	2,712	99	6

With an allowance recorded:
Real estate - construction	$674	$-	$15	$1,025	$-	$-	$300	$2	$2
Real estate - mortgage	2,503	-	-	2,051	65	-	1,491	14	14

Total:
Commercial, financial and agricultural	$199	$14	$-	$274	$19	$-	$1,097	$23	$-
Real estate - commercial	2,492	119	3	2,354	139	10	1,844	123	17
Real estate - construction	2,036	-	15	1,510	42	14	850	17	17
Real estate - mortgage	3,874	-	-	4,504	99	47	4,203	113	20
	$8,601	$133	$18	$8,642	$299	$71	$7,994	$276	$54

Nonaccrual Loans by Classes of the Loan Portfolio [Table Text Block]

Nonaccrual loans:	December 31, 2012	December 31, 2011

Commercial, financial and agricultural	$-	$2
Real estate - commercial	1,170	520
Real estate - construction	2,202	1,497
Real estate - mortgage	3,617	5,928
Total	$6,989	$7,947

Loan Portfolio Summarized by the Past Due Status [Table Text Block]

As of December 31 2012	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$30	$-	$191	$221	$19,075	$19,296	$191
Real estate - commercial	295	819	1,928	3,042	66,145	69,187	758
Real estate - construction	9	136	2,335	2,480	15,612	18,092	330
Real estate - mortgage	1,359	3,131	4,428	8,918	144,204	153,122	1,318
Obligations of states and political subdivisions	-	-	-	-	12,769	12,769	-
Personal	29	25	2	56	4,978	5,034	2
Total	$1,722	$4,111	$8,884	$14,717	$262,783	$277,500	$2,599

As of December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$220	$2	$30	$252	$19,165	$19,417	$30
Real estate - commercial	245	466	1,319	2,030	58,744	60,774	799
Real estate - construction	278	32	2,030	2,340	15,168	17,508	533
Real estate - mortgage	2,871	145	7,303	10,319	166,225	176,544	1,375
Obligations of states and political subdivisions	-	-	-	-	8,780	8,780	-
Personal	50	11	6	67	6,591	6,658	6
Total	$3,664	$656	$10,688	$15,008	$274,673	$289,681	$2,743

Allowance for Loan Losses and Recorded Investments in Loans Receivable [Table Text Block]

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2012	$195	$455	$442	$1,771	$-	$68	$2,931
Charge-offs	(25)	-	(193)	(852)	-	(1)	(1,071)
Recoveries	8	-	-	-	-	2	10
Provisions	1	8	(47)	1,468	-	(19)	1,411
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281

As of December 31, 2012	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$179	$463	$202	$2,387	$-	$50	$3,281
Ending balance: individually evaluated for impairment	$-	$-	$91	$1,036	$-	$-	$1,127
Ending balance: collectively evaluated for impairment	$179	$463	$111	$1,351	$-	$50	$2,154

Loans, net of unearned interest:
Ending balance	$19,296	$69,187	$18,092	$153,122	$12,769	$5,034	$277,500
Ending balance: individually evaluated for impairment	$160	$2,672	$2,202	$2,628	$-	$-	$7,662
Ending balance: collectively evaluated for impairment	$19,136	$66,515	$15,890	$150,494	$12,769	$5,034	$269,838

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2011	$163	$442	$336	$1,810	$-	$73	$2,824
Charge-offs	(18)	(37)	-	(205)	-	(22)	(282)
Recoveries	2	-	-	10	-	13	25
Provisions	48	50	106	156	-	4	364
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931

As of December 31, 2011	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$195	$455	$442	$1,771	$-	$68	$2,931
Ending balance: individually evaluated for impairment	$-	$-	$343	$432	$-	$-	$775
Ending balance: collectively evaluated for impairment	$195	$455	$99	$1,339	$-	$68	$2,156

Loans, net of unearned interest:
Ending balance	$19,417	$60,774	$17,508	$176,544	$8,780	$6,658	$289,681
Ending balance: individually evaluated for impairment	$238	$2,312	$1,870	$5,119	$-	$-	$9,539
Ending balance: collectively evaluated for impairment	$19,179	$58,462	$15,638	$171,425	$8,780	$6,658	$280,142

As of December 31, 2010	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$163	$442	$336	$1,810	$-	$73	$2,824
Ending balance: individually evaluated for impairment	$-	$-	$235	$335	$-	$-	$570
Ending balance: collectively evaluated for impairment	$163	$442	$101	$1,475	$-	$73	$2,254

Loans, net of unearned interest:
Ending balance	$19,911	$56,305	$13,256	$190,958	$8,984	$8,688	$298,102
Ending balance: individually evaluated for impairment	$309	$2,395	$1,150	$3,889	$-	$-	$7,743
Ending balance: collectively evaluated for impairment	$19,602	$53,910	$12,106	$187,069	$8,984	$8,688	$290,359

	Years Ended December 31,
	2012	2011		2010
Balance of allowance - beginning of period	$2,931	$2,824	$	$ 2,719
Loans charged off:
Commercial, financial and agricultural	25	18		134
Real estate - commercial	-	37		-
Real estate - construction	193	-		-
Real estate - mortgage	852	205		482
Personal	1	22		38
Total charge-offs	1,071	282		654

Recoveries of loans previously charged off:
Commercial, financial and agricultural	8	2		-
Real estate - mortgage	-	10		-
Personal	2	13		18
Total recoveries	10	25		18

Net charge-offs	1,061	257		636
Provision for loan losses	1,411	364		741
Balance of allowance - end of period	$3,281	$2,931	$	$ 2,824

Ratio of net charge-offs during period to
average loans outstanding	0.38%	0.09%		0.21%

Bank Owned Life Insurance And Annuities (Tables)	12 Months Ended
Dec. 31, 2012
Bank Owned Life Insurance and Annuities [Abstract]
Summary of Changes in Cash Value of BOLI and Annuities [Table Text Block]

	Life Insurance	Deferred Annuities	Payout Annuities	Total
Balance as of December 31, 2010	$13,222	$300	$46	$13,568
Earnings	440	13	1	454
Premiums on existing policies	56	14	-	70
Annuity payments received	-	-	(23)	(23)
Balance as of December 31, 2011	13,718	327	24	14,069
Earnings	409	13	1	423
Premiums on existing policies	56	14	-	70
Annuity payments received	-	-	(13)	(13)
Net proceeds from life insurance claim	(147)	-	-	(147)
Balance as of December 31, 2012	$14,036	$354	$12	$14,402

Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment [Table Text Block]

	December 31,
	2012	2011
Land	$864	$864
Buildings and improvements	8,510	8,454
Furniture, computer software and equipment	4,523	4,307
	13,897	13,625
Less: accumulated depreciation and amortization	(7,425)	(6,915)
	$6,472	$6,710

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of Deposits [Table Text Block]

	December 31,
	2012	2011
Demand, non-interest bearing	$71,318	$64,751
NOW and Money Market	90,349	93,056
Savings	56,382	50,715
Time deposits, $100,000 or more	33,007	33,033
Other time deposits	135,695	145,110
	$386,751	$386,665

Schedule of Maturities of Time Deposits [Table Text Block]

	Time Deposits
Maturing in:	$100,000 or more	Other	Total Time Deposits
2013	$11,426	$58,751	70,177
2014	8,034	27,729	35,763
2015	8,983	28,886	37,869
2016	2,316	11,088	13,404
2017	1,080	5,754	6,834
Later	1,168	3,487	4,655
	$33,007	$135,695	168,702

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Schedule of Borrowings [Table Text Block]

	December 31, 2012		December 31, 2011		December 31, 2010		For the year 2012
	Outstanding Balance	Rate	Outstanding Balance	Rate	Outstanding Balance	Rate	Average Balance	Weighted Average Rate
Securities sold under agreements to repurchase	$3,836	0.10%	$3,500	0.10%	$3,314	0.10%	$3,608	0.10%
Short-term borrowings - Federal Home Loan Bank overnight advances	1,600	0.25%	-		-		462	0.25%
	$5,436	0.14%	$3,500	0.10%	$3,314	0.10%	$4,070	0.12%

Operating Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Operating Lease Obligations [Abstract]
Schedule of Future Minimum Rental Payments [Table Text Block]

Years ending December 31,
2013	$119
2014	110
2015	89
2016	83
2017	44
2018 and beyond	-
Total minimum payments required	$445

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Income Tax Expense [Table Text Block]

	2012	2011	2010
Current tax expense	$1,042	$1,562	$1,467
Deferred tax expense (benefit)	(64)	(20)	163
Total tax expense	$978	$1,542	$1,630

Effective Income Tax Rate Reconciliation [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
Income before income taxes	$4,626	$6,222	$6,545
Effective tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,573	2,115	2,225
Tax-exempt interest	(431)	(439)	(473)
Net earnings on BOLI	(148)	(133)	(148)
Dividend from unconsolidated subsidiary	(12)	(8)	(11)
Stock-based compensation	2	7	19
Other permanent differences	(6)	-	18
Total tax expense	$978	$1,542	$1,630
Effective tax rate	21.1%	24.8%	24.9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2012	2011
Deferred Tax Assets
Allowance for loan losses	$1,000	$876
Deferred directors' compensation	565	588
Employee and director benefits	605	624
Qualified pension liability	321	617
Unrealized loss from securities impairment	221	221
Other	160	123
Total deferred tax assets	2,872	3,049

Deferred Tax Liabilities
Depreciation	(236)	(249)
Equity income from unconsolidated subsidiary	(398)	(329)
Loan origination costs	(223)	(177)
Prepaid expense	(90)	(90)
Unrealized gains on securities available for sale	(403)	(415)
Annuity earnings	(58)	(37)
Fair value of mortgage servicing rights	(33)	-
Goodwill	(294)	(247)
Total deferred tax liabilities	(1,735)	(1,544)

Net deferred tax asset
included in other assets	$1,137	$1,505

Stockholders' Equity And Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity And Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements [Table Text Block]

Juniata Valley Financial Corp. (Consolidated)			Minimum Requirement
			For Capital
	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Capital	$52,803	18.28%	$23,103	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,506	17.14%	11,552	4.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,506	10.96%	18,074	4.00%
(to Average Assets)

As of December 31, 2011:
Total Capital	$52,588	18.83%	$22,339	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,657	17.78%	11,169	4.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,657	11.16%	17,803	4.00%
(to Average Assets)

					Minimum Regulatory
					Requirements to be
The Juniata Valley Bank			Minimum Requirement		"Well Capitalized"
			For Capital		under Prompt
	Actual		Adequacy Purposes		Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Capital	$47,812	16.79%	$22,780	8.00%	$28,475	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,519	15.63%	11,390	4.00%	17,085	6.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,519	9.99%	17,822	4.00%	22,277	5.00%
(to Average Assets)

As of December 31, 2011:
Total Capital	$46,692	16.97%	$22,006	8.00%	$27,507	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	43,757	15.91%	11,003	4.00%	16,504	6.00%
(to Risk Weighted Assets)
Tier 1 Capital	43,757	9.91%	17,670	4.00%	22,087	5.00%
(to Average Assets)

Calculations Of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earnings per Share [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
	(Amounts, except earnings per share, in thousands)

Net income	$3,648	$4,680	$4,915

Weighted-average common shares outstanding	4,231	4,241	4,297

Basic earnings per share	$0.86	$1.10	$1.14

Weighted-average common shares outstanding	4,231	4,241	4,297

Common stock equivalents due to effect of stock options	2	3	4

Total weighted-average common shares and equivalents	$4,233	$4,244	$4,301

Diluted earnings per share	$0.86	$1.10	$1.14

Anti-dilutive stock options outstanding	79	60	70

Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Loss [Table Text Block]

	12/31/2012	12/31/2011	12/31/2010
Unrealized gains on available for sale securities	$800	$823	$399
Unrecognized expense for defined benefit pension	(2,219)	(3,079)	(1,864)
Accumulated other comprehensive loss	$(1,419)	$(2,256)	$(1,465)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements by Level of Valuation Inputs [Table Text Block]

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2012	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$72,817	$-	$72,817	$-
Obligations of state and political subdivisions	45,976	-	45,976	-
Mortgage-backed securities	2,526	-	2,526	-
Equity securities available-for-sale	1,019	1,019	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	1,212	-	-	1,212
Other real estate owned	50	-	-	50

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant	Significant
		Active Markets	Other	Other
	December 31,	for Identical	Observable	Unobservable
	2011	Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
Debt securities available-for-sale:
Obligations of U.S. Government agencies and corporations	$67,688	$-	$67,688	$-
Obligations of state and political subdivisions	37,590	-	37,590	-
Corporate notes	1,004	-	1,004	-
Mortgage-backed securities	4,109	-	4,109	-
Equity securities available-for-sale	890	890	-	-

Measured at fair value on a non-recurring basis:
Impaired loans	3,240	-	-	3,240

Quantitative Information for Assets Measured at Fair Value [Table Text Block]

December 31, 2012	Fair Value Estimate	Valuation Technique	Unobservable Input	Range

Other real estate owned	$ 50	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	0%
Impaired loans	1,212	Appraisal of collateral (1)	Appraisal and liquidation adjustments (2)	0% - (7)%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
(2)

Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Estimated Fair Values of Financial Instruments [Table Text Block]

Financial Instruments
(in thousands)

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
Financial assets:	Value	Value	Value	Value
Cash and due from banks	$14,261	$14,261	$12,074	$12,074
Interest bearing deposits with banks	136	136	2,100	2,100
Interest bearing time deposits with banks	847	849	1,096	1,111
Securities	122,338	122,338	111,281	111,281
Restricted investment in FHLB stock	1,726	1,726	1,700	1,700
Total loans, net of allowance for loan losses	274,219	286,467	286,750	296,891
Mortgage servicing rights	98	98	-	-
Accrued interest receivable	1,632	1,632	1,811	1,811

Financial liabilities:
Non-interest bearing deposits	71,318	71,318	64,751	64,751
Interest bearing deposits	315,433	319,946	321,914	327,857
Securities sold under agreements to repurchase	3,836	3,836	3,500	3,500
Short-term borrowings	1,600	1,600	-	-
Other interest bearing liabilities	1,305	1,315	1,244	1,251
Accrued interest payable	354	354	421	421

Off-balance sheet financial instruments:
Commitments to extend credit	-	-	-	-
Letters of credit	-	-	-	-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

			(Level 1)	(Level 2)	(Level 3)
			Quoted Prices in
			Active Markets	Significant	Significant
			for Identical	Other	Other
December 31, 2012	Carrying Amount	Fair Value	Assets or Liabilities	Observable Inputs	Unobservable Inputs
Financial instruments - Assets
Interest bearing time deposits with banks	$ 847	$ 849	$ -	$ 849	$ -
Loans, net of allowance for loan losses	274,219	286,467	-	-	286,467
Financial instruments - Liabilities
Interest bearing deposits	315,433	319,946	-	319,946	-
Other interest bearing liabilities	1,305	1,315	-	1,315	-

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Schedule of Stock Option Activity [Table Text Block]

	2012		2011		2010
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	90,474	$18.85	92,953	$18.83	97,473	$18.71
Granted	19,150	18.00	16,050	17.75	-	-
Exercised	(7,207)	14.47	(1,890)	14.37	(1,960)	14.18
Forfeited	(4,625)	17.89	(16,639)	18.20	(2,560)	18.15
Outstanding at end of year	97,792	$19.04	90,474	$18.85	92,953	$18.83

Options exercisable at year-end	68,361		67,685		78,402
Weighted-average fair value of
of options granted
during the year		$1.98		$1.91		$-
Intrinsic value of options
exercised during the year		$24,444		$7,070		$5,918
Intrinsic value of options
outstanding and exercisable at
December 31, 2012		$37,002

Schedule of Stock Option Information by Grant Date [Table Text Block]

		Outstanding		Exercisable
Grant Date	Exercise Price	Shares	Contractual Average Life (Years)	Shares
11/18/2003	15.13	6,182	0.59	6,182
11/15/2004	20.25	5,684	0.76	5,684
10/18/2005	24.00	6,566	1.26	6,566
10/17/2006	21.00	7,879	1.50	7,879
10/16/2007	20.05	10,777	2.41	10,777
10/21/2008	21.10	12,552	3.20	12,072
10/20/2009	17.22	17,252	4.18	15,250
9/20/2011	17.75	13,850	8.72	3,951
3/20/2012	18.00	17,050	9.22	-
		97,792		68,361

Schedule of Allocation of Plan Assets [Table Text Block]

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2012	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$ 199	$ -	$ 199	$ -
Corporate bonds and notes	3,017	-	3,017	-
Mutual funds
Value funds	1,379	1,379	-	-
Blend funds	1,220	1,220	-	-
Growth funds	1,932	1,932	-	-
Common stocks	3	3	-	-
Money market funds	590	590	-	-
	$ 8,340	$ 5,124	$ 3,216	$ -

		(Level 1)	(Level 2)	(Level 3)
		Quoted Prices in	Significant Other	Significant Other
	December 31,	Active Markets for	Observable	Unobservable
	2011	Identical Assets	Inputs	Inputs
Measured at fair value on a recurring basis:
U.S. Government and agency securities	$ 1,066	$ -	$ 1,066	$ -
Corporate bonds and notes	2,530	-	2,530	-
Mutual funds
Value funds	697	697	-	-
Blend funds	1,305	1,305	-	-
Growth funds	2,063	2,063	-	-
Common stocks	3	3	-	-
Money market funds	456	456	-	-
	$ 8,120	$ 4,524	$ 3,596	$ -

Schedule of Net Funded Status [Table Text Block]

	Years ended December 31,
	2012	2011
Change in projected benefit obligation (PBO)
PBO at beginning of year	$10,438	$9,009
Service cost	222	192
Interest cost	451	479
Change in assumptions	681	1,247
Curtailment adjustment	(1,393)	-
Actuarial loss (gain)	49	(89)
Benefits paid	(426)	(400)
PBO at end of year	$10,022	$10,438

Change in plan assets
Fair value of plan assets at beginning of year	$8,625	$9,225
Actual return on plan assets, net of expenses	879	(200)
Benefits paid	(426)	(400)
Fair value of plan assets at end of year	$9,078	$8,625

Funded status, included in other liabilities	$(944)	$(1,813)

Amounts recognized in accumulated comprehensive loss
before income taxes consist of:
Unrecognized actual loss	$(3,362)	$(4,609)
Unrecognized prior service cost	-	(58)
Unrecognized net transition asset	1	3
	$(3,361)	$(4,664)

Accumulated benefit obligation	$10,022	$9,061

Components of Net Periodic Pension Cost [Table Text Block]

Pension expense included the following components for the years ended December 31 (in thousands):

	2012	2011	2010

Service cost during the year	$222	$192	$186
Interest cost on projected benefit obligation	451	479	473
Expected return on plan assets	(591)	(631)	(570)
Net accretion (amortization)	56	(2)	(2)
Recognized net actuarial loss	296	152	127
Net periodic benefit cost	434	190	214

Net loss (gain)	(952)	1,990	554
Amortization of net loss	(296)	(152)	(127)
Net (accretion) amortization	(56)	2	2
Total recognized in other comprehensive loss (income)	$(1,304)	$1,840	$429

Total recognized in net periodic benefit cost and other
comprehensive loss (income)	$(870)	$2,030	$643

Schedule of Assumptions Used [Table Text Block]

Assumptions used to determine benefit obligations were:

	2012	2011	2010
Discount rate	4.00%	4.40%	5.50%
Rate of compensation increase	N/A	3.00	4.00

Assumptions used to determine the net periodic benefit cost were:

	2012	2011	2010
Discount rate	4.40%	5.50%	6.00%
Expected long-term return on plan assets	7.00	7.00	7.00
Rate of compensation increase	3.00	3.00	4.00

Schedule of Expected Benefit Payments [Table Text Block]

	2013	2014	2015	2016	2017	2018-2022

Estimated future benefit payments	$431	$438	$432	$438	$457	$2,808

Financial Instruments With Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Summary of Financial Instrument Commitments [Table Text Block]

	December 31,
	2012	2011
Commitments to grant loans	$31,918	$24,202
Unfunded commitments under lines of credit	11,246	13,831
Outstanding letters of credit	1,293	1,067

Juniata Valley Financial Corp. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Juniata Valley Financial Corp. (Parent Company Only) [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEETS
(in thousands)
	December 31,
	2012	2011
ASSETS:
Cash and cash equivalents	$231	$38
Investment in bank subsidiary	45,285	43,798
Investment in unconsolidated subsidiary	4,000	3,796
Investment securities available for sale	954	2,090
Other assets	15	28
TOTAL ASSETS	$50,485	$49,750

LIABILITIES:
Accounts payable and other liabilities	$188	$30

STOCKHOLDERS' EQUITY	50,297	49,720
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$50,485	$49,750

Schedule of Condensed Income Statement [Table Text Block]

CONDENSED STATEMENTS OF INCOME
(in thousands)
	Years Ended December 31,
	2012	2011	2010
INCOME:
Interest and dividends on investment securities available for sale	$41	$44	$40
Dividends from bank subsidiary	2,793	4,217	4,519
Income from unconsolidated subsidiary	249	263	250
Securities impairment charge	-	-	(40)
TOTAL INCOME	3,083	4,524	4,769
EXPENSE:
Non-interest expense	80	140	119
TOTAL EXPENSE	80	140	119
INCOME BEFORE INCOME TAXES AND EQUITY
IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY	3,003	4,384	4,650
Income tax expense	47	36	21
	2,956	4,348	4,629
Undistributed net income of subsidiary	692	332	286
NET INCOME	$3,648	$4,680	$4,915

Schedule of Condensed Cash Flow Statement [Table Text Block]

CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)
	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$3,648	$4,680	$4,915
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income of subsidiary	(692)	(332)	(286)
Net amortization of securities premiums	2	2	2
Securities impairment charges	-	-	40
Equity in earnings of unconsolidated subsidiary, net of dividends of $45, $29 and $40	(204)	(234)	(210)
Decrease (increase) in other assets	12	2	(1)
Increase in taxes payable	127	68	22
Increase (decrease) in accounts payable and other liabilities	(2)	19	(14)
Net cash provided by operating activities	2,891	4,205	4,468

Cash flows from investing activities:
Purchases of available for sale securities	-	(50)	-
Proceeds from the maturity of available for sale investment securities	1,235	-	-
Proceeds from the maturity of interest bearing time deposits	-	-	75
Net cash provided by (used in) investing activities	1,235	(50)	75

Cash flows from financing activities:
Cash dividends	(3,724)	(3,648)	(3,525)
Purchase of treasury stock	(360)	(589)	(1,476)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	151	66	61
Net cash used in financing activities	(3,933)	(4,171)	(4,940)

Net increase (decrease) in cash and cash equivalents	193	(16)	(397)
Cash and cash equivalents at beginning of year	38	54	451
Cash and cash equivalents at end of year	$231	$38	$54

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	2012 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$4,711	$4,605	$4,464	$4,390
Total interest expense	972	924	898	854
Net interest income	3,739	3,681	3,566	3,536
Provision for loan losses	1,108	69	60	174
Gains from the sale of assets	65	149	208	147
Other income	977	1,046	1,045	955
Other expense	3,245	3,220	3,273	3,339
Income before income taxes	428	1,587	1,486	1,125
Income tax expense	10	372	354	242
Net income	$418	$1,215	$1,132	$883
Per-share data:
Basic earnings	$.10	$.29	$.27	$.20
Diluted earnings	.10	.29	.27	.20
Cash dividends	.22	.22	.22	.22

	2011 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$5,088	$5,040	$4,960	$4,945
Total interest expense	1,183	1,198	1,169	1,041
Net interest income	3,905	3,842	3,791	3,904
Provision for loan losses	88	116	60	100
Gains from the sale of assets	6	-	-	-
Other income	1,004	1,001	1,005	930
Other expense	3,164	3,299	3,109	3,230
Income before income taxes	1,663	1,428	1,627	1,504
Income tax expense	424	337	413	368
Net income	$1,239	$1,091	$1,214	$1,136
Per-share data:
Basic earnings	$.29	$.26	$.29	$.26
Diluted earnings	.29	.26	.29	.26
Cash dividends	.21	.21	.22	.22

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 security	Dec. 31, 2011 security	Dec. 31, 2010
Maturities of Time Deposits, Description	Interest-bearing time deposits with banks consist of certificates of deposits in other banks with maturities within one year to three years
Held-to-maturity securities, number of holdings	0	0
Impairment of Investments			$ 40
Net unamortized origination fees	42	83
Other real estate owned	428	427
Accrued benefit liability	738	709
Other Postretirement Benefit Expense	29	49	39
Advertising Expense	172	144	127
Share-based Compensation Expense	25	26	58
Investment in Federal Home Loan Bank Stock [Member]
Impairment of Investments	$ 0	$ 0	$ 0
Real estate - commercial [Member]
Maximum loan-to-value ratio	80.00%
Real estate - mortgage [Member]
Maximum loan-to-value ratio	80.00%
Home equity installment loans [Member]
Maximum loan-to-value ratio	80.00%
Home equity lines of credit [Member]
Maximum loan-to-value ratio	90.00%

Summary of Significant Accounting Policies (Disclosure of Share-based Compensation Arrangements, Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis of Presentation and Accounting Policies [Abstract]
Expected life of options	7 years	7 years
Risk-free interest rate	1.78%	1.39%
Expected volatility	22.12%	21.91%
Expected dividend yield	4.86%	4.62%

Restrictions on Cash and Due From Banks (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restrictions on Cash and Due from Banks [Abstract]
Restricted Cash and Cash Equivalents	$ 225	$ 1,048

Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Maturity Date	5
Carrying value of pledged assets	$ 30,785		$ 25,953
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Severity	Individually, none of these eight equity securities have significant unrealized losses. Of the eight equity securities that have sustained unrealized losses for more than 12 months, six have increased in fair value during the year of 2012, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Of the two remaining stocks experiencing sustained unrealized losses, the amount of individual loss is not material and increases in value were noted, at times, in 2012. Management has identified no other-than-temporary impairment as of, or for the periods ended, December 31, 2012 and 2011 in the equity portfolio
Securities impairment charge		$ 40
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in Unrealzied Loss Position	9
Securities in Unrealized Loss Positions for 12 Months or More	8
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in Unrealzied Loss Position	38
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment Portfolio Percentage	59.00%
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment Portfolio Percentage	38.00%
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment Portfolio Percentage	3.00%

Securities (Securities Available for Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities, Total	$ 121,153	$ 110,060
Fair Value of AFS Securities, Total	122,338	111,281
Gross Unrealized Gains on AFS Securities, Total	1,371	1,450
Gross Unrealized Losses on AFS Securities, Total	(186)	(229)
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	7,908	2,918
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	42,253	51,629
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	22,004	12,497
Amortized Cost of AFS Securities, Total	72,165	67,044
Fair Value of AFS Securities Maturing Within One Year	7,996	2,947
Fair Value of AFS Securities Maturing After One Year But Within Five Years	42,796	52,202
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	22,025	12,539
Fair Value of AFS Securities, Total	72,817	67,688
Gross Unrealized Gains on AFS Securities Maturing Within One Year	88	29
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	543	584
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	53	42
Gross Unrealized Gains on AFS Securities, Total	684	655
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years		(11)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(32)
Gross Unrealized Losses on AFS Securities, Total	(32)	(11)
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	10,448	11,076
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	29,595	21,944
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	4,727	3,976
Amortized Cost of AFS Securities Maturing After Ten Years	731
Amortized Cost of AFS Securities, Total	45,501	36,996
Fair Value of AFS Securities Maturing Within One Year	10,505	11,154
Fair Value of AFS Securities Maturing After One Year But Within Five Years	29,809	22,289
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	4,936	4,147
Fair Value of AFS Securities Maturing After Ten Years	726
Fair Value of AFS Securities, Total	45,976	37,590
Gross Unrealized Gains on AFS Securities Maturing Within One Year	57	78
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	246	369
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	215	173
Gross Unrealized Gains on AFS Securities, Total	518	620
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(32)	(24)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(6)	(2)
Gross Unrealized Losses on AFS Securities Maturing After Ten Years	(5)
Gross Unrealized Losses on AFS Securities, Total	(43)	(26)
Corporate notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years		1,000
Amortized Cost of AFS Securities, Total		1,000
Fair Value of AFS Securities Maturing After One Year But Within Five Years		1,004
Fair Value of AFS Securities, Total		1,004
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years		4
Gross Unrealized Gains on AFS Securities, Total		4
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	2,502	4,035
Fair Value of AFS Securities Without Single Maturity Date	2,526	4,109
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	24	74
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	985	985
Fair Value of AFS Securities Without Single Maturity Date	1,019	890
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	145	97
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	$ (111)	$ (192)

Securities (Summary of Proceeds and Realized Gain/(Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities [Abstract]
Gross realized gains from called securities	$ 2	$ 6	$ 31

Securities (Schedule of Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 24,760	$ 11,233
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(88)	(117)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	251	232
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(98)	(112)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	25,011	11,465
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(186)	(229)
Obligations of U.S. Government agencies and corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	11,471	6,489
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(32)	(11)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	11,471	6,489
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(32)	(11)
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	13,040	4,321
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(43)	(26)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	13,040	4,321
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(43)	(26)
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	24,511	10,810
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(75)	(37)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	24,511	10,810
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(75)	(37)
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	249	423
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(13)	(80)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	251	232
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(98)	(112)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	500	655
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	$ (111)	$ (192)

Loans and Related Allowace for Loan Losses (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 loan	Dec. 31, 2011	Dec. 31, 2010
Loans and Related Allowance for Credit Losses [Abstract]
Interest Lost on Nonaccrual Loans	$ 472	$ 405	$ 281
Deposit Liabilities Reclassified as Loans Receivable	$ 620	$ 24
Number of troubled debt restructurings	0

Loans and Related Allowace for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total loans	$ 277,500	$ 289,681	$ 298,102
Commercial, financial and agricultural [Member]
Total loans	19,296	19,417	19,911
Real estate - commercial [Member]
Total loans	69,187	60,774	56,305
Real estate - construction [Member]
Total loans	18,092	17,508	13,256
Real estate - mortgage [Member]
Total loans	153,122	176,544	190,958
Obligations of state and political subdivisions [Member]
Total loans	12,769	8,780	8,984
Personal [Member]
Total loans	5,034	6,658	8,688
Pass [Member]
Total loans	248,741	257,408
Pass [Member] | Commercial, financial and agricultural [Member]
Total loans	17,570	17,657
Pass [Member] | Real estate - commercial [Member]
Total loans	55,198	48,108
Pass [Member] | Real estate - construction [Member]
Total loans	14,001	14,616
Pass [Member] | Real estate - mortgage [Member]
Total loans	144,179	161,607
Pass [Member] | Obligations of state and political subdivisions [Member]
Total loans	12,769	8,780
Pass [Member] | Personal [Member]
Total loans	5,024	6,640
Special Mention [Member]
Total loans	14,739	18,122
Special Mention [Member] | Commercial, financial and agricultural [Member]
Total loans	904	671
Special Mention [Member] | Real estate - commercial [Member]
Total loans	8,939	8,898
Special Mention [Member] | Real estate - construction [Member]
Total loans	1,022	1,022
Special Mention [Member] | Real estate - mortgage [Member]
Total loans	3,864	7,513
Special Mention [Member] | Personal [Member]
Total loans	10	18
Substandard [Member]
Total loans	9,049	9,335
Substandard [Member] | Commercial, financial and agricultural [Member]
Total loans	822	1,089
Substandard [Member] | Real estate - commercial [Member]
Total loans	5,010	3,768
Substandard [Member] | Real estate - construction [Member]
Total loans	867	720
Substandard [Member] | Real estate - mortgage [Member]
Total loans	2,350	3,758
Doubtful [Member]
Total loans	4,971	4,816
Doubtful [Member] | Real estate - commercial [Member]
Total loans	40
Doubtful [Member] | Real estate - construction [Member]
Total loans	2,202	1,150
Doubtful [Member] | Real estate - mortgage [Member]
Total loans	$ 2,729	$ 3,666

Loans and Related Allowace for Loan Losses (Impaired Loans by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded Investment, Total	$ 7,662	$ 9,539
Unpaid Principal Balance, Total	7,891	9,539
Related Allowance, Total	1,127	775
Commercial, financial and agricultural [Member]
Impaired Loans with No Allowance: Recorded Investment	160	238
Impaired Loans with No Allowance: Unpaid Principal Balance	160	238
Recorded Investment, Total	160	238
Unpaid Principal Balance, Total	160	238
Real estate - commercial [Member]
Impaired Loans with No Allowance: Recorded Investment	2,672	2,312
Impaired Loans with No Allowance: Unpaid Principal Balance	2,672	2,312
Recorded Investment, Total	2,672	2,312
Unpaid Principal Balance, Total	2,672	2,312
Real estate - construction [Member]
Impaired Loans with No Allowance: Recorded Investment	2,004	720
Impaired Loans with No Allowance: Unpaid Principal Balance	2,197	720
Impaired Loans with Allowance: Recorded Investment	198	1,150
Impaired Loans with Allowance: Unpaid Principal Balance	198	1,150
Impaired Loans with Allowance: Related Allowance	91	343
Recorded Investment, Total	2,202	1,870
Unpaid Principal Balance, Total	2,395	1,870
Related Allowance, Total	91	343
Real estate - mortgage [Member]
Impaired Loans with No Allowance: Recorded Investment	487	2,254
Impaired Loans with No Allowance: Unpaid Principal Balance	523	2,254
Impaired Loans with Allowance: Recorded Investment	2,141	2,865
Impaired Loans with Allowance: Unpaid Principal Balance	2,141	2,865
Impaired Loans with Allowance: Related Allowance	1,036	432
Recorded Investment, Total	2,628	5,119
Unpaid Principal Balance, Total	2,664	5,119
Related Allowance, Total	$ 1,036	$ 432

Loans and Related Allowace for Loan Losses (Average of Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average Recorded Investment, Total	$ 8,601	$ 8,642	$ 7,994
Interest Income Recognized, Total	133	299	276
Cash Basis Interest Income, Total	18	71	54
Commercial, financial and agricultural [Member]
Impaired Loans with No Allowance: Average Recorded Investment	199	274	1,097
Impaired Loans with No Allowance: Interest Income Recognized	14	19	23
Average Recorded Investment, Total	199	274	1,097
Interest Income Recognized, Total	14	19	23
Real estate - commercial [Member]
Impaired Loans with No Allowance: Average Recorded Investment	2,492	2,354	1,844
Impaired Loans with No Allowance: Interest Income Recognized	119	139	123
Impaired Loans with No Allowance: Cash Basis Interest Income	3	10	17
Average Recorded Investment, Total	2,492	2,354	1,844
Interest Income Recognized, Total	119	139	123
Cash Basis Interest Income, Total	3	10	17
Real estate - construction [Member]
Impaired Loans with No Allowance: Average Recorded Investment	1,362	485	550
Impaired Loans with No Allowance: Interest Income Recognized		42	15
Impaired Loans with No Allowance: Cash Basis Interest Income		14	15
Impaired Loans with Allowance: Average Recorded Investment	674	1,025	300
Impaired Loans with Allowance: Interest Income Recognized			2
Impaired Loans with Allowarnce: Cash Basis Interest Income	15		2
Average Recorded Investment, Total	2,036	1,510	850
Interest Income Recognized, Total		42	17
Cash Basis Interest Income, Total	15	14	17
Real estate - mortgage [Member]
Impaired Loans with No Allowance: Average Recorded Investment	1,371	2,453	2,712
Impaired Loans with No Allowance: Interest Income Recognized		34	99
Impaired Loans with No Allowance: Cash Basis Interest Income		47	6
Impaired Loans with Allowance: Average Recorded Investment	2,503	2,051	1,491
Impaired Loans with Allowance: Interest Income Recognized		65	14
Impaired Loans with Allowarnce: Cash Basis Interest Income			14
Average Recorded Investment, Total	3,874	4,504	4,203
Interest Income Recognized, Total		99	113
Cash Basis Interest Income, Total		$ 47	$ 20

Loans and Related Allowace for Loan Losses (Nonaccrual Loans by Classes of the Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 6,989	$ 7,947
Commercial, financial and agricultural [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status		2
Real estate - commercial [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,170	520
Real estate - construction [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	2,202	1,497
Real estate - mortgage [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 3,617	$ 5,928

Loans and Related Allowace for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 1,722	$ 3,664
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	4,111	656
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	8,884	10,688
Financing Receivable, Recorded Investment, Past Due, Total	14,717	15,008
Financing Receivable, Recorded Investment, Current	262,783	274,673
Total loans	277,500	289,681	298,102
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	2,599	2,743
Commercial, financial and agricultural [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	30	220
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due		2
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	191	30
Financing Receivable, Recorded Investment, Past Due, Total	221	252
Financing Receivable, Recorded Investment, Current	19,075	19,165
Total loans	19,296	19,417	19,911
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	191	30
Real estate - commercial [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	295	245
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	819	466
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,928	1,319
Financing Receivable, Recorded Investment, Past Due, Total	3,042	2,030
Financing Receivable, Recorded Investment, Current	66,145	58,744
Total loans	69,187	60,774	56,305
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	758	799
Real estate - construction [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	9	278
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	136	32
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2,335	2,030
Financing Receivable, Recorded Investment, Past Due, Total	2,480	2,340
Financing Receivable, Recorded Investment, Current	15,612	15,168
Total loans	18,092	17,508	13,256
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	330	533
Real estate - mortgage [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	1,359	2,871
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	3,131	145
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	4,428	7,303
Financing Receivable, Recorded Investment, Past Due, Total	8,918	10,319
Financing Receivable, Recorded Investment, Current	144,204	166,225
Total loans	153,122	176,544	190,958
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	1,318	1,375
Obligations of state and political subdivisions [Member]
Financing Receivable, Recorded Investment, Current	12,769	8,780
Total loans	12,769	8,780	8,984
Personal [Member]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	29	50
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	25	11
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2	6
Financing Receivable, Recorded Investment, Past Due, Total	56	67
Financing Receivable, Recorded Investment, Current	4,978	6,591
Total loans	5,034	6,658	8,688
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 2	$ 6

Loans and Related Allowace for Loan Losses (Allowance for Loan Losses and Recorded Investments in Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance				$ 2,931				$ 2,824	$ 2,931	$ 2,824	$ 2,719
Charge-offs									(1,071)	(282)	(654)
Recoveries									10	25	18
Net charge-offs									1,061	257	636
Provision for loan losses	174	60	69	1,108	100	60	116	88	1,411	364	741
Ending Balance	3,281				2,931				3,281	2,931	2,824
Ending balance: individually evaluated for impairment	1,127				775				1,127	775	570
Ending balance: collectively evaluated for impairment	2,154				2,156				2,154	2,156	2,254
Total loans	277,500				289,681				277,500	289,681	298,102
Ending balance: individually evaluated for impairment	7,662				9,539				7,662	9,539	7,743
Ending balance: collectively evaluated for impairment	269,838				280,142				269,838	280,142	290,359
Ratio of net charge-offs to average loans outstanding									0.38%	0.09%	0.21%
Commercial, financial and agricultural [Member]
Beginning Balance				195				163	195	163
Charge-offs									(25)	(18)	(134)
Recoveries									8	2
Provision for loan losses									1	48
Ending Balance	179				195				179	195	163
Ending balance: collectively evaluated for impairment	179				195				179	195	163
Total loans	19,296				19,417				19,296	19,417	19,911
Ending balance: individually evaluated for impairment	160				238				160	238	309
Ending balance: collectively evaluated for impairment	19,136				19,179				19,136	19,179	19,602
Real estate - commercial [Member]
Beginning Balance				455				442	455	442
Charge-offs										(37)
Provision for loan losses									8	50
Ending Balance	463				455				463	455
Ending balance: collectively evaluated for impairment	463				455				463	455	442
Total loans	69,187				60,774				69,187	60,774	56,305
Ending balance: individually evaluated for impairment	2,672				2,312				2,672	2,312	2,395
Ending balance: collectively evaluated for impairment	66,515				58,462				66,515	58,462	53,910
Real estate - construction [Member]
Beginning Balance				442				336	442	336
Charge-offs									(193)
Provision for loan losses									(47)	106
Ending Balance	202				442				202	442
Ending balance: individually evaluated for impairment	91				343				91	343	235
Ending balance: collectively evaluated for impairment	111				99				111	99	101
Total loans	18,092				17,508				18,092	17,508	13,256
Ending balance: individually evaluated for impairment	2,202				1,870				2,202	1,870	1,150
Ending balance: collectively evaluated for impairment	15,890				15,638				15,890	15,638	12,106
Real estate - mortgage [Member]
Beginning Balance				1,771				1,810	1,771	1,810
Charge-offs									(852)	(205)	(482)
Recoveries										10
Provision for loan losses									1,468	156
Ending Balance	2,387				1,771				2,387	1,771	1,810
Ending balance: individually evaluated for impairment	1,036				432				1,036	432	335
Ending balance: collectively evaluated for impairment	1,351				1,339				1,351	1,339	1,475
Total loans	153,122				176,544				153,122	176,544	190,958
Ending balance: individually evaluated for impairment	2,628				5,119				2,628	5,119	3,889
Ending balance: collectively evaluated for impairment	150,494				171,425				150,494	171,425	187,069
Obligations of state and political subdivisions [Member]
Total loans	12,769				8,780				12,769	8,780	8,984
Ending balance: collectively evaluated for impairment	12,769				8,780				12,769	8,780	8,984
Personal [Member]
Beginning Balance				68				73	68	73
Charge-offs									(1)	(22)	(38)
Recoveries									2	13	18
Provision for loan losses									(19)	4
Ending Balance	50				68				50	68	73
Ending balance: collectively evaluated for impairment	50				68				50	68	73
Total loans	5,034				6,658				5,034	6,658	8,688
Ending balance: collectively evaluated for impairment	$ 5,034				$ 6,658				$ 5,034	$ 6,658	$ 8,688

Pledged Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pledged Assets [Abstract]
Loans Pledged as Collateral	$ 195,252
Loans Pledged as Collateral, at Fair Value	$ 127,136

Bank Owned Life Insurance And Annuities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bank Owned Life Insurance and Annuities [Abstract]
Bank Owned Life Insurance	$ 14,402	$ 14,069	$ 13,568
Life Insurance, Corporate or Bank Owned, Change in Value	$ 333	$ 501	$ 502

Bank Owned Life Insurance And Annuities (Summary of Changes in Cash Value of BOLI and Annuities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 14,069	$ 13,568
Earnings	423	454
Premiums on existing policies	70	70	70
Annuity payments received	13	23	57
Proceeds from life insurance claim	(147)
Balance	14,402	14,069	13,568
Life Insurance Segment [Member]
Balance	13,718	13,222
Earnings	409	440
Premiums on existing policies	56	56
Proceeds from life insurance claim	(147)
Balance	14,036	13,718
Deferred Annuities [Member]
Balance	327	300
Earnings	13	13
Premiums on existing policies	14	14
Balance	354	327
Payout Annuities [Member]
Balance	24	46
Earnings	1	1
Annuity payments received	13	23
Balance	$ 12	$ 24

Premises And Equipment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment [Abstract]
Depreciation	$ 524	$ 581	$ 565

Premises And Equipment (Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 13,897	$ 13,625
Less: accumulated depreciation	(7,425)	(6,915)
Property, Plant and Equipment, Net	6,472	6,710
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	864	864
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,510	8,454
Furniture, computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,523	$ 4,307

Acquisition (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006
Acquisition [Abstract]
Acquisition Date	Sep 8, 2006
Goodwill				$ 2,046
Core Deposit Intangible				449
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	45	45	45
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	45
Finite-Lived Intangible Assets, Amortization Expense, Year Two	45
Finite-Lived Intangible Assets, Amortization Expense, Year Three	$ 29

Investment in Unconsolidated Subsidiary (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in Unconsolidated Subsidiary [Abstract]
Ownership Percentage	39.16%
Investment in unconsolidated subsidiary	$ 4,000	$ 3,796

Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Demand, non-interest bearing	$ 71,318	$ 64,751
NOW and Money Market	90,349	93,056
Savings	56,382	50,715
Time deposits, $100,000 or more	33,007	33,033
Other time deposits	135,695	145,110
Total deposits	$ 386,751	$ 386,665

Deposits (Schedule of Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits $100,000 or More [Member]
2013	$ 11,426
2014	8,034
2015	8,983
2016	2,316
2017	1,080
Later	1,168
Time Deposits, $100,000 or More	33,007
Time Deposits Less Than $100,000 [Member]
2013	58,751
2014	27,729
2015	28,886
2016	11,088
2017	5,754
Later	3,487
Time Deposits, Other	135,695
Certificates of Deposit [Member]
2013	70,177
2014	35,763
2015	37,869
2016	13,404
2017	6,834
Later	4,655
Total CD's	$ 168,702

Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term Debt, Maximum Month-end Outstanding Amount	$ 5,920
Available-for-sale Securities Pledged as Collateral	30,785	25,953
Line of Credit Facility, Maximum Borrowing Capacity	122,054
Line of Credit Facility, Amount Outstanding	1,600
Line of Credit Facility, Maximum Borrowing Amount Without Stock Investment	6,960
Line of Credit Facility, Revolving Line Of Credit, Maximum Borrowing Capacity	20,000
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 8,609

Borrowings (Schedule of Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term borrowings, Outstanding Balance	$ 5,436	$ 3,500	$ 3,314
Rate	0.14%	0.10%	0.10%
Short-term borrowings, Average Balance	4,070
Weighted Average Rate	0.12%
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings, Outstanding Balance	3,836	3,500	3,314
Rate	0.10%	0.10%	0.10%
Short-term borrowings, Average Balance	3,608
Weighted Average Rate	0.10%
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short-term borrowings, Outstanding Balance	1,600
Rate	0.25%
Short-term borrowings, Average Balance	$ 462
Weighted Average Rate	0.25%

Operating Lease Obligations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Lease Obligations [Abstract]
Operating Leases, Rent Expense, Net	$ 114	$ 108	$ 116

Operating Lease Obligations (Schedule of Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Lease Obligations [Abstract]
2013	$ 119
2014	110
2015	89
2016	83
2017	44
Total minimum payments required	$ 445

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes Related To Net Gains On Sales Of Securities	$ 1	$ 2	$ 11
Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%

Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current tax expense									$ 1,042	$ 1,562	$ 1,467
Deferred tax expense (benefit)									(64)	(20)	163
Total tax expense	$ 242	$ 354	$ 372	$ 10	$ 368	$ 413	$ 337	$ 424	$ 978	$ 1,542	$ 1,630

Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income before income taxes	$ 1,125	$ 1,486	$ 1,587	$ 428	$ 1,504	$ 1,627	$ 1,428	$ 1,663	$ 4,626	$ 6,222	$ 6,545
Effective Tax Rate									34.00%	34.00%	34.00%
Federal tax at statutory rate									1,573	2,115	2,225
Tax-exempt interest									(431)	(439)	(473)
Net earnings on BOLI									(148)	(133)	(148)
Dividend from unconsolidated subsidiary									(12)	(8)	(11)
Stock-based compensation									2	7	19
Other permanent differences									(6)		18
Total tax expense	$ 242	$ 354	$ 372	$ 10	$ 368	$ 413	$ 337	$ 424	$ 978	$ 1,542	$ 1,630
Effective tax rate									21.10%	24.80%	24.90%

Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Deferred Tax Assets: Allowance for loan losses	$ 1,000	$ 876
Deferred Tax Assets: Deferred directors' compensation	565	588
Deferred Tax Assets: Employee and director benefits	605	624
Deferred Tax Assets: Qualified pension liability	321	617
Deferred Tax Assets: Unrealized loss from securities impairment	221	221
Deferred Tax Assets: Other	160	123
Total deferred tax assets	2,872	3,049
Deferred Tax Liabilities: Depreciation	(236)	(249)
Deferred Tax Liabilities: Equity income from unconsolidated subsidiary	(398)	(329)
Deferred Tax Liabilities: Loan origination costs	(223)	(177)
Deferred Tax Liabilities: Prepaid expense	(90)	(90)
Deferred Tax Liabilities: Unrealized gains on securities available for sale	(403)	(415)
Deferred Tax Liabilities: Annuity earnings	(58)	(37)
Deferred Tax Liabilities: Fair value of mortgage servicing rights	(33)
Deferred Tax Liabilities: Goodwill	(294)	(247)
Total deferred tax liabilities	(1,735)	(1,544)
Net deferred tax asset included in other assets	$ 1,137	$ 1,505

Stockholders' Equity And Regulatory Matters (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity And Regulatory Matters [Abstract]
Preferred Stock, Authorized	500,000	500,000
Preferred Stock Par Value	$ 0	$ 0
Preferred Stock, Issued	0	0
Shares Available For Issuance Under Dividend Reinvestment Plan	141,887
Common Shares Repurchased Under Repurchase Program	19,793	33,850	83,900
Remaining Number of Shares Authorized Under Repurchase Program	68,393
Undistributed Earnings of Subsidiary, Available for Distribution	$ 38,824

Stockholders' Equity And Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 52,803	$ 52,588
Capital Required for Capital Adequacy	23,103	22,339
Capital to Risk Weighted Assets	18.28%	18.83%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital	49,506	49,657
Tier One Risk Based Capital Required for Capital Adequacy	11,552	11,169
Tier One Risk Based Capital to Risk Weighted Assets	17.14%	17.78%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital	49,506	49,657
Tier One Leverage Capital Required for Capital Adequacy	18,074	17,803
Tier One Leverage Capital to Average Assets	10.96%	11.16%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
The Juniata Valley Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	47,812	46,692
Capital Required for Capital Adequacy	22,780	22,006
Capital Required to be Well Capitalized	28,475	27,507
Capital to Risk Weighted Assets	16.79%	16.97%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	44,519	43,757
Tier One Risk Based Capital Required for Capital Adequacy	11,390	11,003
Tier One Risk Based Capital Required to be Well Capitalized	17,085	16,504
Tier One Risk Based Capital to Risk Weighted Assets	15.63%	15.91%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital	44,519	43,757
Tier One Leverage Capital Required for Capital Adequacy	17,822	17,670
Tier One Leverage Capital Required to be Well Capitalized	$ 22,277	$ 22,087
Tier One Leverage Capital to Average Assets	9.99%	9.91%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%

Calculations Of Earnings Per Share (Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share [Abstract]
Net Income	$ 883	$ 1,132	$ 1,215	$ 418	$ 1,136	$ 1,214	$ 1,091	$ 1,239	$ 3,648	$ 4,680	$ 4,915
Weighted-average common shares outstanding									4,231,404	4,241,286	4,297,443
Basic earnings per share	$ 0.2	$ 0.27	$ 0.29	$ 0.1	$ 0.26	$ 0.29	$ 0.26	$ 0.29	$ 0.86	$ 1.1	$ 1.14
Common stock equivalents due to effect of stock options									2,000	3,000	4,000
Total weighted-average common shares and equivalents									4,233,448	4,244,507	4,300,966
Diluted earnings per share	$ 0.2	$ 0.27	$ 0.29	$ 0.1	$ 0.26	$ 0.29	$ 0.26	$ 0.29	$ 0.86	$ 1.1	$ 1.14
Anit-dilutive stock options outstanding									79	60	70

Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Abstract]
Unrealized gains on available for sale securities	$ 800	$ 823	$ 399
Unrecognized expense for defined benefit pension	(2,219)	(3,079)	(1,864)
Accumulated other comprehensive loss	$ (1,419)	$ (2,256)	$ (1,465)

Fair Value Measurements (Fair Value Measurements by Level of Valuation Inputs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired Loans	$ 7,662	$ 9,539
Other real estate owned	428	427
Measured at fair value on a recurring basis [Member] | Obligations of U.S. Government agencies and corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	72,817	67,688
Measured at fair value on a recurring basis [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	45,976	37,590
Measured at fair value on a recurring basis [Member] | Corporate notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities		1,004
Measured at fair value on a recurring basis [Member] | Mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	2,526	4,109
Measured at fair value on a recurring basis [Member] | Equity securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	1,019	890
Measured at fair value on a recurring basis [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Equity securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	1,019	890
Measured at fair value on a recurring basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government agencies and corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	72,817	67,688
Measured at fair value on a recurring basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	45,976	37,590
Measured at fair value on a recurring basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Corporate notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities		1,004
Measured at fair value on a recurring basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	2,526	4,109
Measured at fair value on a non-recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired Loans	1,212	3,240
Other real estate owned	50
Measured at fair value on a non-recurring basis | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired Loans	1,212	3,240
Other real estate owned	$ 50

Fair Value Measurements (Quantitative Information for Assets Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Other real estate owned [Member]		Dec. 31, 2012 Impaired loans [Member]		Dec. 31, 2012 Minimum [Member] Impaired loans [Member]	Dec. 31, 2012 Maximum [Member] Impaired loans [Member]	Dec. 31, 2012 (Level 3) Significant Other Unobservable Inputs [Member] Other real estate owned [Member]	Dec. 31, 2012 (Level 3) Significant Other Unobservable Inputs [Member] Impaired loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	$ 428	$ 427							$ 50
Impaired Loans	$ 7,662	$ 9,539								$ 1,212
Fair Value Measurements, Valuation Techniques			Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1]
Fair Value Measurements, Unobservable Inputs			Appraisal and liquidation adjustments (2)	[2]	Appraisal and liquidation adjustments (2)	[2]
Fair Value Inputs, Discount Rate			0.00%				0.00%	(7.00%)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral that generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 136	$ 2,100
Interest bearing time deposits with banks	847	1,096
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,726	1,700
Non-interest bearing deposits	71,318	64,751
Interest bearing deposits	315,433	321,914
Short-term borrowings	5,436	3,500	3,314
Other interest bearing liabilites	1,305	1,244
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	14,261	12,074
Interest bearing deposits with banks	136	2,100
Interest bearing time deposits with banks	847	1,096
Securites	122,338	111,281
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,726	1,700
Total loans, net of allowance for loan losses	274,219	286,750
Mortgage servicing rights	98
Accrued interest receivable	1,632	1,811
Non-interest bearing deposits	71,318	64,751
Interest bearing deposits	315,433	321,914
Securities sold under agreements to repurchase	3,836	3,500
Short-term borrowings	1,600
Other interest bearing liabilites	1,305	1,244
Accrued interest payable	354	421
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	14,261	12,074
Interest bearing deposits with banks	136	2,100
Interest bearing time deposits with banks	849	1,111
Securites	122,338	111,281
Restricted investment in Federal Home Loan Bank (FHLB) stock	1,726	1,700
Total loans, net of allowance for loan losses	286,467	296,891
Mortgage servicing rights	98
Accrued interest receivable	1,632	1,811
Non-interest bearing deposits	71,318	64,751
Interest bearing deposits	319,946	327,857
Securities sold under agreements to repurchase	3,836	3,500
Short-term borrowings	1,600
Other interest bearing liabilites	1,315	1,251
Accrued interest payable	$ 354	$ 421

Fair Value Measurements (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	$ 847	$ 1,096
Interest bearing deposits	315,433	321,914
Other interest bearing liabilites	1,305	1,244
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	847	1,096
Loans, net of allowance for loan losses	274,219	286,750
Interest bearing deposits	315,433	321,914
Other interest bearing liabilites	1,305	1,244
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	849	1,111
Loans, net of allowance for loan losses	286,467	296,891
Interest bearing deposits	319,946	327,857
Other interest bearing liabilites	1,315	1,251
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	849
Interest bearing deposits	319,946
Other interest bearing liabilites	1,315
(Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of allowance for loan losses	$ 286,467

Employee Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Exercise Price, Lower Range Limit	$ 15.13
Exercise Price, Upper Range Limit	$ 24
Weighted Average Exercise Price	$ 19.04	$ 18.85	$ 18.83	$ 18.71
Weighted Average Remaining Contractual Life	3 years
Compensation Costs Not Yet Recognized	$ 49
Cash Received From Option Exercises	104	27	28
Estimated Net Period Benefit Cost to be Recorded Next Year	40
Plan Assets Not Included in Hierarchy	8,340	8,120
Employer's Safe Harbor Contribution Rate	3.00%
Employer's Safe Harbor Contribution Payable	161
Prior Year Contribution Payable Credited This Year	160
Defined Contribution Plan, Cost Recognized	157	151	153
Maximum Number of Share Per Year	the annual issuance of shares may not exceed 5,000 shares plus any unissued shares from prior offerings
Shares Issued During Period Under Employee Stock Purchase Plans	2,729	2,413	2,118
Present Value of Future Plan Liability	627	723
Supplemental Retirement Plans, Cost Recognized During Period	56	73	93
Deferred Compensation Liability	1,661	1,728
Deferred Compensation, Compensation Expense	66	83	90
Salary Continuation Liability	1,151	1,111
Salary Continuation Period Expense	132	136	96
Stock Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares Authorized Under Share Based Payment Awards	300,000
Shares Available for Grant	269,100
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan Assets Not Included in Hierarchy	$ 738	$ 505
Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares Authorized Under Share Based Payment Awards	250,000
Shares Available for Grant	190,380
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Option Price as a Percentage of Fair Value	95.00%
Minimum [Member] | Stock Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Award Vesting Period	3 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expiration Date	Mar 20, 2022
Compensation Cost Not yet Recognized, Period for Recognition	5 years
Option Price as a Percentage of Fair Value	100.00%
Maximum [Member] | Stock Options [Member]
Defined Benefit Plan Disclosure [Line Items]
Award Vesting Period	5 years

Employee Benefit Plans (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	90,474	92,953	97,473
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	19,150	16,050
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(7,207)	(1,890)	(1,960)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(4,625)	(16,639)	(2,560)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	97,792	90,474	92,953
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	68,361	67,685	78,402
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 18.85	$ 18.83	$ 18.71
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 18	$ 17.75
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 14.47	$ 14.37	$ 14.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 17.89	$ 18.2	$ 18.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 19.04	$ 18.85	$ 18.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.98	$ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 24,444	$ 7,070	$ 5,918
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 37,002

Employee Benefit Plans (Schedule of Stock Option Information by Grant Date) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 18	$ 17.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	97,792	90,474	92,953	97,473
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	68,361
Grant Date - 11/18/2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 15.13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,182
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years 7 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,182
Grant Date - 11/15/2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 20.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,684
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years 9 months 3 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	5,684
Grant Date - 10/18/2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,566
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 3 months 3 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,566
Grant Date - 10/17/2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	7,879
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	7,879
Grant Date - 10/16/2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 20.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	10,777
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 4 months 27 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	10,777
Grant Date - 10/21/2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 21.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	12,552
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	12,072
Grant Date - 10/20/2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 17.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	17,252
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 2 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	15,250
Grant Date - 9/20/2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 17.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	13,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 8 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,951
Grant Date - 3/20/2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	17,050
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 2 months 19 days

Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	$ 8,340	$ 8,120
Obligations of U.S. Government agencies and corporations [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	199	1,066
Corporate notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,017	2,530
Value funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,379	697
Blend funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,220	1,305
Growth funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,932	2,063
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3	3
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	590	456
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	5,124	4,524
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Value funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,379	697
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Blend funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,220	1,305
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,932	2,063
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3	3
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	590	456
(Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,216	3,596
(Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government agencies and corporations [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	199	1,066
(Level 2) Significant Other Observable Inputs [Member] | Corporate notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	$ 3,017	$ 2,530

Employee Benefit Plans (Schedule of Net Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
PBO at beginning of year	$ 10,438	$ 9,009
Service cost	222	192	186
Interest cost	451	479	473
Change in assumptions	681	1,247
Curtailment adjustment	(1,393)
Actuarial (gain) loss	49	(89)
Benefits paid	(426)	(400)
PBO at end of year	10,022	10,438	9,009
Fair value of plan assets at beginning of year	8,625	9,225
Actual return on plan assets, net of expenses	879	(200)
Fair value of plan assets at end of year	9,078	8,625	9,225
Funded status, included in (Other Liabilities) Other Assets	(944)	(1,813)
Unrecognized actual loss	(3,362)	(4,609)
Unrecognized prior service cost		(58)
Unrecognized net transition asset	1	3
Amounts recognized in accumulated comprehensive income	(3,361)	(4,664)
Accumulated benefit obligation	$ 10,022	$ 9,061

Employee Benefit Plans (Components of Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Service cost during the year	$ 222	$ 192	$ 186
Interest cost on projected benefit obligation	451	479	473
Expected return on plan assets	(591)	(631)	(570)
Net amortization	56	(2)	(2)
Recognized net actuarial loss	296	152	127
Net periodic benefit cost	434	190	214
Net loss (gain)	(952)	1,990	554
Amortization of net loss	(296)	(152)	(127)
Net (accretion) amortization	(56)	2	2
Total recognized in other comprehensive loss (income)	(1,304)	1,840	429
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$ (870)	$ 2,030	$ 643

Employee Benefit Plans (Schedule of Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Assumptions Used Calculating Benefit Obligation, Discount Rate	4.00%	4.40%	5.50%
Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.00%	4.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.40%	5.50%	6.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.00%	7.00%
Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.00%	3.00%	4.00%

Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Employee Benefit Plans [Abstract]
2013	$ 431
2014	438
2015	432
2016	438
2017	457
2018-2022	$ 2,808

Financial Instruments With Off-Balance Sheet Risk (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Maximum Undiscounted Exposure	$ 1,293
Underlying Collateral Upon Liquidation	$ 999

Financial Instruments With Off-Balance Sheet Risk (Summary of Financial Instrument Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 31,918	$ 24,202
Unfunded Commitments Under Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	11,246	13,831
Outstanding Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Face Amount, Liability	$ 1,293	$ 1,067

Related-Party Transactions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related-Party Transactions [Abstract]
Related Party Transaction, Arms Length, Basis of Transactions	These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and, in the opinion of management, do not involve more than normal risk of collection.
Due from Related Parties	$ 2,370	$ 2,965
Due from Related Parties, New Loans in Period	32
Due from Related Parties, Repayments in Period	$ 627

Commitments, Contingent Liabilities and Guarantees (Narrative) (Details) (USD $)	Dec. 31, 2012
Commitments, Contingent Liabilities and Guarantees [Abstract]
Loss Contingency, Estimate of Possible Loss	$ 2,323,000
Provision for Loss on Contracts	$ 0

Subsequent Events (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Dividends Payable, Amount Per Share	$ 0.22
Dividends Payable, Date Declared	Jan 15, 2013
Dividends Payable, Date of Record	Feb 15, 2013
Dividends Payable, Date to be Paid	Mar 1, 2013

Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 14,397	$ 14,174
Investment in unconsolidated subsidiary	4,000	3,796
Investment securities available for sale	122,338	111,281
TOTAL ASSETS	448,869	447,433
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	448,869	447,433
Parent Company [Member]
Cash and cash equivalents	231	38
Investment in bank subsidiary	45,285	43,798
Investment in unconsolidated subsidiary	4,000	3,796
Investment securities available for sale	954	2,090
Other Assets	15	28
TOTAL ASSETS	50,485	49,750
Accounts payable and other liabilities	188	30
STOCKHOLDERS' EQUITY	50,297	49,720
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 50,485	$ 49,750

Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income from unconsolidated subsidiary									$ 249	$ 263	$ 250
Securities impairment charge											(40)
Loss on the sale of investment securities									2	6	31
Non-interest expense	3,339	3,273	3,220	3,245	3,230	3,109	3,299	3,164	13,077	12,802	12,641
Income Tax Expense (Benefit)	242	354	372	10	368	413	337	424	978	1,542	1,630
Net Income	883	1,132	1,215	418	1,136	1,214	1,091	1,239	3,648	4,680	4,915
Parent Company [Member]
Interest and dividends on investment securities available for sale									41	44	40
Dividends from bank subsidiary									2,793	4,217	4,519
Income from unconsolidated subsidiary									249	263	250
Securities impairment charge											(40)
TOTAL INCOME									3,083	4,524	4,769
Non-interest expense									80	140	119
TOTAL EXPENSE									80	140	119
INCOME BEFORE INCOME TAXES (BENEFIT) AND EQUITY IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY									3,003	4,384	4,650
Income Tax Expense (Benefit)									47	36	21
INCOME BEFORE EQUITY IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY									2,956	4,348	4,629
Undistributed net income of subsidiary									692	332	286
Net Income									$ 3,648	$ 4,680	$ 4,915

Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 3,648	$ 4,680	$ 4,915
Net amortization of securities premiums	(412)	(369)	(293)
Realized losses on sales of investment securities	2	6	31
Securities impairment charge			40
Equity in earnings of unconsolidated subsidiary, net of dividends of $29, $40 and $46	204	234	210
Net cash provided by operating activities	5,810	5,581	6,790
Purchases of: Securities available for sale	(87,319)	(87,131)	(53,198)
Proceeds from the maturity and principal repayments of available for sale investment securities	75,816	56,034	49,754
Proceeds from the maturity of interest bearing time deposits	249	249	75
Net cash (used in) provided by investing activities	(3,676)	(22,573)	9,031
Cash dividends	(3,724)	(3,648)	(3,525)
Purchase of treasury stock	(360)	(589)	(1,476)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	151	66	61
Net cash used in financing activities	(1,911)	5,890	(10,440)
Net (decrease) increase in cash and cash equivalents	223	(11,102)	5,381
Cash and cash equivalents at beginning of year	14,174	25,276	19,895
Cash and cash equivalents at end of year	14,397	14,174	25,276
Parent Company [Member]
Net Income	3,648	4,680	4,915
Undistributed net income of subsidiary	(692)	(332)	(286)
Net amortization of securities premiums	2	2	2
Securities impairment charge			40
Equity in earnings of unconsolidated subsidiary, net of dividends of $29, $40 and $46	(204)	(234)	(210)
Decrease (increase) in interest and other assets	12	2	(1)
Increase (decrease) in taxes payable	127	68	22
Increase (decrease) in accounts payable and other liabilities	(2)	19	(14)
Net cash provided by operating activities	2,891	4,205	4,468
Purchases of: Securities available for sale		(50)
Proceeds from the maturity and principal repayments of available for sale investment securities	1,235
Proceeds from the maturity of interest bearing time deposits			75
Net cash (used in) provided by investing activities	1,235	(50)	75
Cash dividends	(3,724)	(3,648)	(3,525)
Purchase of treasury stock	(360)	(589)	(1,476)
Treasury stock issued for dividend reinvestment and employee stock purchase plan	151	66	61
Net cash used in financing activities	(3,933)	(4,171)	(4,940)
Net (decrease) increase in cash and cash equivalents	193	(16)	(397)
Cash and cash equivalents at beginning of year	38	54	451
Cash and cash equivalents at end of year	$ 231	$ 38	$ 54

Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations (Unaudited) [Abstract]
Total interest income	$ 4,390	$ 4,464	$ 4,605	$ 4,711	$ 4,945	$ 4,960	$ 5,040	$ 5,088	$ 18,170	$ 20,033	$ 21,574
Total interest expense	854	898	924	972	1,041	1,169	1,198	1,183	3,648	4,591	5,502
Net interest income	3,536	3,566	3,681	3,739	3,904	3,791	3,842	3,905	14,522	15,442	16,072
Provision for loan losses	174	60	69	1,108	100	60	116	88	1,411	364	741
Gains from the sale of assets	147	208	149	65				6
Other income	955	1,045	1,046	977	930	1,005	1,001	1,004	4,592	3,946	3,855
Other expense	3,339	3,273	3,220	3,245	3,230	3,109	3,299	3,164	13,077	12,802	12,641
Income before income taxes	1,125	1,486	1,587	428	1,504	1,627	1,428	1,663	4,626	6,222	6,545
Income Tax Expense (Benefit)	242	354	372	10	368	413	337	424	978	1,542	1,630
Net income	$ 883	$ 1,132	$ 1,215	$ 418	$ 1,136	$ 1,214	$ 1,091	$ 1,239	$ 3,648	$ 4,680	$ 4,915
Per-share data: Basic earnings	$ 0.2	$ 0.27	$ 0.29	$ 0.1	$ 0.26	$ 0.29	$ 0.26	$ 0.29	$ 0.86	$ 1.1	$ 1.14
Per-share data: Diluted earnings	$ 0.2	$ 0.27	$ 0.29	$ 0.1	$ 0.26	$ 0.29	$ 0.26	$ 0.29	$ 0.86	$ 1.1	$ 1.14
Per-share data: Cash dividends	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.21	$ 0.21	$ 0.88	$ 0.86	$ 0.82